Exhibit 99.2

Agreed-Upon Procedures

DRB Capital, LLC

Grant Thornton LLP
1301 International Parkway, Suite 300
Fort Lauderdale, FL 33323-2874

T 954.768.9900
F 954.768.9908

801 Brickell Avenue, Suite 2450
Miami, FL 33131-4944

T 305.341.8040
F 305.341.8099
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS	GrantThornton.com
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General Member and Management of

DRB Capital, LLC

We have performed the procedures enumerated below, which were agreed to by the management of DRB Capital, LLC (the “Company”), related to the Company’s structured settlement portfolio (“Data Tape” included in Appendix A) to be included in a securitization expected to close November 2017 solely for the purpose of assisting the Company and Morningstar, Inc. (“Specified Parties”) in connection with rating the Data Tape to be included in a securitization expected to close November 2017. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

For the purposes of these agreed-upon procedures, structured settlements and self-owned annuities are collectively referred to as “Deals”.

As agreed to by the Specified Parties, Grant Thornton will select six Deals on a random basis from the Data Tape to be included in a securitization expected to close November 2017. These selections will differ from those selected as part of our agreed upon procedures report dated November 2, 2017.

The procedures we performed and our findings are as follows:

1.	Procedure: For selected structured settlements included in the Data Tape, inspect the underlying documents verifying the payment stream Seller name is consistent in the Proof of Residency (“POR”), Medical Underwriting Review (“MUR”), Life Insurance Policy, Contract, Disclosure, Order, and Stipulation, as applicable.

Results of procedure: For selected structured settlements included in the Data Tape we inspected the underlying documents verifying the payment stream Seller name is consistent in the Proof of Residency (“POR”), Medical Underwriting Review (“MUR”), Life Insurance Policy, Contract, Disclosure, Order, and Stipulation noting no exceptions.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

2

2.	Procedure: For selected self-owned annuities included in the Data Tape, inspect the underlying documents verifying the payment stream Seller name is consistent in the POR, MUR, Life Insurance Policy, Contract, Disclosure, and Stipulation, as applicable.

Results of procedure: For selected self-owned annuities included in the Data Tape, we inspected the underlying documents verifying the payment stream Seller name is consistent in the POR, MUR, Life Insurance Policy, Contract, Disclosure, and Stipulation noting no exceptions.

3.	Procedure: For each selected structured settlement or self-owned annuity, perform the following procedures:

a.	Agree the total amount of the payment stream from the Data Tape to Seller’s Disclosure.

b.	Agree the terms of the payment stream of each deal per the Seller’s Disclosure to the corresponding Contract, Order, and Stipulation, if applicable.

c.	Ensure the Contract, Disclosures, and Stipulation is signed by the transferor, transferee and judge, as applicable.

Results of procedure:

a.	For each selected structured settlement or self-owned annuity we agreed the total amount of the payment stream from the Data Tape to the Seller’s disclosure noting the following:

Deal	Difference
106286	$1,298,308.98
109253	$2,400.00

No other exceptions were noted.

b.	For each selected structured settlement or self-owned annuity we agreed the terms of the payment stream of each deal per the Seller’s Disclosure to the corresponding Contract, Order, and Stipulation, if applicable, noting no exceptions.

c.	For each selected structured settlement or self-owned annuity we ensured the Contract, Disclosures, and Stipulation is signed by the transferor, transferee and judge, as applicable, noting that for Deal 108316, the Contract was not signed by the transferee. No other exceptions were noted.

4.	Procedure: For each selected structured settlement or self-owned annuity, verify the Annuity Issuer provided on the Data Tape matches the Annuity Issuer listed in the:

a.	Contract

b.	Order

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

3

Results of procedure: For each selected structured settlement or self-owned annuity, we verified the Annuity Issuer provided on the Data Tape matches the Annuity Issuer listed in the:

a.	Contract, noting the following:

For Deals 108239 and 109261, the Annuity Issuer noted on the Data Tape did not agree to the Contract. No other exceptions were noted.

b.	Order, noting no exceptions.

5.	Procedure: For each selected structured settlement or self-owned annuity, agree the following from the Data Tape:

a.	Gender and Date of Birth per the POR, as applicable

b.	MUR rating and Tobacco Status per the MUR, as applicable

Results of procedure: For each selected structured settlement or self-owned annuity, we agreed the following from the Data Tape:

a.	We agreed the Gender and Date of Birth from the Data Tape to the POR noting no exceptions.

b.	We agreed the MUR rating and Tobacco Status from the Data Tape to the MUR noting no exceptions.

6.	Procedure: For Deals that include a life insurance policy issuer as noted in the Data Tape, agree the following from the Data Tape to the Life Insurance Policy:

a.	Insurance Face Value

b.	Life Insurance Policy Issuer

c.	Policy Date and Term

d.	Premium and Frequency

Results of procedure: None of the Deals selected included a life insurance policy issuer.

Please note the Seller Name, DOB and Gender have been removed from the Data Tape.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

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This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data Tape (included in Appendix A). Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of management of the Company and Morningstar, Inc. and is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not specified parties but who may have access to this report as required by law or regulation.

Fort Lauderdale, Florida

November 20, 2017

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Name	Seller Ref ID	Asset Type	Purchase Type	MUR Id	Original MUR Class	Tobacco Status	No MUR	Price Mortality	Insurance Face Value	LI Policy Issuer	Policy Date	Term	Premium Payment Amount	Premium Schedule Period	Annuity Issuer	NAIC SVO Rating	Standard & Poor’s Rating	Moody’s Rating	AM Best Rating	Fitch Ratings	TRB as of Valuation Date	Mort. Adusted TRB	WAL	DPV
102316	1002350	Workmans Compensation	Guaranteed												Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$40,195.00	$40,195.00	3.00	$34,328.82
105300	1005184	Annuity	Guaranteed												The Lincoln National Life Insurance Company	1	AA-	A1	aa-	A+	$31,642.52	$31,642.52	7.62	$21,620.94
106037	1005074	Structured Settlement	Guaranteed												John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$31,500.00	$31,500.00	31.25	$5,931.10
106045	1006008	Structured Settlement	Guaranteed												Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$36,000.00	$36,000.00	5.04	$27,815.23
106091	1003237	Annuity	Guaranteed												Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$73,695.00	$73,695.00	12.08	$41,322.60
106101	1006015	Structured Settlement	Guaranteed												Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$191,428.56	$191,428.56	35.25	$30,360.76
106114	1004221	Structured Settlement	Guaranteed												Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$16,850.64	$16,850.64	0.71	$16,225.43
106251	1005333	Structured Settlement	Guaranteed												Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$486,459.24	$486,459.24	32.47	$86,093.58
106255	1006241	Structured Settlement	Guaranteed												Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$38,000.00	$38,000.00	2.47	$33,482.64
106258	1006245	Structured Settlement	Guaranteed												Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$50,000.00	$50,000.00	9.17	$30,607.12
106286	1002337	Structured Settlement	Guaranteed												Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$320,238.62	$320,238.62	34.90	$50,276.78
106287	1006019	Structured Settlement	Guaranteed												Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$236,196.03	$236,196.03	33.83	$39,068.88
106310	1006259	Structured Settlement	Guaranteed												Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$69,230.00	$69,230.00	5.88	$51,455.32
106516	1005491	Structured Settlement	Guaranteed												Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$15,400.00	$15,400.00	31.92	$2,802.52
106520	1005720	Structured Settlement	Guaranteed												American General Life Insurance Company	1	A+	A2	a+	A+	$174,942.95	$174,942.95	31.42	$32,654.11
106526	1006363	Annuity	Guaranteed												Greater Beneficial Union of Pittsburgh	nr	n/a	n/a	n/a	n/a	$32,100.00	$32,100.00	4.50	$25,469.59
106527	1006364	Annuity	Guaranteed												Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$30,725.58	$30,725.58	0.29	$30,254.12
106585	1006423	Structured Settlement	Guaranteed												Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$277,500.00	$277,500.00	9.48	$177,092.54
106617	1004953	Structured Settlement	Guaranteed												American General Life Insurance Company	1	A+	A2	a+	A+	$37,193.26	$37,193.26	29.87	$7,517.53
106618	1005344	Structured Settlement	Guaranteed												Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$36,250.00	$36,250.00	34.83	$5,713.87
106619	1004715	Structured Settlement	Guaranteed												Symetra Life Insurance Company	1	A	A1	a+	A+	$65,886.90	$65,886.90	33.04	$11,331.19
106647	1006363	Annuity	Guaranteed												Greater Beneficial Union of Pittsburgh	nr	n/a	n/a	n/a	n/a	$59,616.10	$59,616.10	10.33	$34,839.13
106679	1004711	Structured Settlement	Guaranteed												Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$28,278.18	$28,278.18	2.67	$24,598.55
106700	1006108	Structured Settlement	Guaranteed												Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$84,012.72	$84,012.72	29.55	$17,276.79
106722	1006534	Annuity	Guaranteed												Zurich American Life Insurance Company	1	A	A3	a	NR	$12,008.79	$12,008.79	3.33	$10,098.89
106736	1006437	Structured Settlement	Guaranteed												Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$684,830.29	$684,830.29	37.26	$94,456.41
106802	1004638	Structured Settlement	Guaranteed												Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$29,800.00	$29,800.00	3.94	$24,294.48
106814	1006651	Structured Settlement	Guaranteed												Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$22,000.00	$22,000.00	2.91	$18,822.08
107089	1006363	Annuity	Guaranteed												Greater Beneficial Union of Pittsburgh	nr	n/a	n/a	n/a	n/a	$55,600.00	$55,600.00	10.00	$33,076.88
107090	1006920	Workmans Compensation	Guaranteed												Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$120,789.06	$120,789.06	5.92	$89,459.24
107226	1004979	Structured Settlement	Guaranteed												Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$103,925.13	$103,925.13	25.61	$27,339.44

107326	1005006	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$278,873.40	$278,873.40	38.19	$36,951.52
107344	1006965	Structured Settlement	Guaranteed	Berkshire Hathaway Life Insurance Co. of NE	1	AA+	n/a	aa+	n/a	$467,692.71	$467,692.71	36.02	$70,241.97
107481	1006895	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$40,348.00	$40,348.00	30.39	$7,935.03
107482	1005341	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$94,365.30	$94,365.30	30.37	$18,576.80
107488	1007133	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$14,566.02	$14,566.02	30.56	$2,839.13
107489	1007128	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$594,034.74	$594,034.74	35.45	$90,633.68
107492	1006477	Structured Settlement	Guaranteed	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$202,983.36	$202,983.36	31.26	$38,170.83
107535	1007284	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$100,172.00	$100,172.00	11.17	$56,344.18
107564	1007314	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$108,459.00	$108,459.00	14.00	$51,254.40
107660	1003237	Annuity	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$83,810.00	$83,810.00	12.08	$46,994.32
107736	1007340	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$717,000.00	$717,000.00	17.83	$275,962.64
107745	1005706	Structured Settlement	Guaranteed	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$428,000.00	$428,000.00	28.08	$107,342.84
107805	1005361	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$102,316.16	$102,316.16	29.96	$20,577.49
107806	1005065	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$62,725.00	$62,725.00	32.69	$11,063.29
107811	1007208	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a+	A+	$835,800.00	$835,800.00	36.12	$123,669.63
107812	1006501	Structured Settlement	Guaranteed	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$221,480.73	$221,480.73	32.88	$38,333.02
107814	1002708	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$520,699.80	$520,699.80	32.57	$91,552.34
107816	1006975	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$1,150,922.66	$1,150,922.66	34.33	$185,377.12
107820	1007513	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$115,000.00	$115,000.00	2.95	$98,534.68
107824	1007263	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$31,500.00	$31,500.00	2.96	$26,997.43
107856	1007528	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$50,000.00	$50,000.00	1.33	$46,639.31
108106	1007736	Structured Settlement	Guaranteed	BHG Structured Settlements, Inc.	nr	n/a	n/a	n/a	n/a	$39,200.00	$39,200.00	4.12	$31,685.45
108134	1006358	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$40,448.82	$40,448.82	30.47	$7,919.42
108137	1007122	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$45,753.76	$45,753.76	30.43	$8,978.05
108138	1002427	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$130,114.24	$130,114.24	30.90	$24,911.58
108139	1007129	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$124,607.28	$124,607.28	35.00	$19,460.96
108140	1007532	Structured Settlement	Guaranteed	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$373,842.96	$373,842.96	37.26	$52,240.95
108155	1007322	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$91,167.50	$91,167.50	2.00	$81,909.66
108177	1007598	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$14,400.00	$14,400.00	4.04	$11,687.85
108197	1007800	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$200,000.00	$200,000.00	19.58	$70,092.14
108213	1006937	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$6,000.00	$6,000.00	30.04	$1,201.68
108216	1007317	Structured Settlement	Guaranteed	Variable Annuity Life Insurance Company	1	A+	A2	a+	A+	$100,000.00	$100,000.00	30.75	$19,274.67

108218	1007727	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$60,863.68	$60,863.68	32.62	$10,670.93
108222	1006968	Structured Settlement	Guaranteed	Athene Annuity & Life Company	1	A-	n/a	a	BBB+	$37,801.25	$37,801.25	30.25	$7,488.21
108223	1004714	Structured Settlement	Guaranteed	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$41,600.00	$41,600.00	31.37	$7,772.47
108245	1007828	Annuity	Guaranteed	Equitrust Life Insurance Company	2	BBB+	n/a	bbb+	n/a	$101,795.26	$101,795.26	0.92	$96,954.60
108311	1007883	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$20,000.00	$20,000.00	6.00	$14,504.92
108316	1007892	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$53,005.68	$53,005.68	10.96	$29,608.50
108350	1007516	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$50,278.80	$50,278.80	31.79	$9,193.55
108352	1007745	Structured Settlement	Guaranteed	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$430,015.17	$430,015.17	37.01	$60,771.69
108377	1007942	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$228,885.44	$228,885.44	18.05	$87,475.87
108390	1007949	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$51,000.00	$51,000.00	3.58	$42,353.05
108396	1006241	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$32,000.00	$32,000.00	6.42	$22,695.86
108446	1005128	Structured Settlement	Guaranteed	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$49,848.00	$49,848.00	31.01	$9,745.68
108538	1006060	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a+	A+	$20,900.00	$20,900.00	30.87	$4,006.69
108541	1000432	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a+	A+	$270,000.00	$270,000.00	37.34	$37,486.03
108543	1006434	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$58,346.19	$58,346.19	29.75	$11,866.14
108546	1006438	Structured Settlement	Guaranteed	Symetra Life Insurance Company	1	A	A1	a+	A+	$161,700.54	$161,700.54	33.08	$27,690.27
108547	1007206	Structured Settlement	Guaranteed	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$775,469.46	$775,469.46	37.33	$107,882.63
108548	1007206	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$667,136.24	$667,136.24	37.33	$92,811.41
108549	1007206	Structured Settlement	Guaranteed	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$823,470.56	$823,470.56	37.33	$114,560.50
108559	1006434	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$64,091.79	$64,091.79	29.75	$13,034.64
108563	1007208	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a+	A+	$523,500.00	$523,500.00	42.67	$55,487.14
108609	1007908	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$57,180.00	$57,180.00	28.79	$12,387.35
108658	1008129	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$253,722.94	$253,722.94	36.01	$37,145.17
108675	1008166	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$15,400.00	$15,400.00	3.25	$13,005.31
108804	1008250	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$30,000.00	$30,000.00	2.91	$25,666.47
108869	1001680	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$10,400.00	$10,400.00	30.46	$2,037.42
108870	1008065	Structured Settlement	Guaranteed	Fidelity & Guaranty Life Insurance Company of New York	2	BBB-	n/a	bbb+	BBB	$150,000.00	$150,000.00	30.91	$28,686.81
108905	1007827	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$83,436.00	$83,436.00	11.37	$47,582.46
108927	1008375	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$150,000.00	$150,000.00	3.83	$123,257.27
108942	1008380	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$378.53	$378.53	0.14	$375.64
108957	1005344	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$84,500.00	$84,500.00	28.87	$21,979.17

108978	1008415	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$85,000.00	$85,000.00	4.25	$67,701.14
109043	1007311	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$16,868.72	$16,868.72	29.92	$3,400.36
109050	1005491	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$80,624.97	$80,624.97	32.94	$13,833.99
109073	1008489	Structured Settlement	Guaranteed	Symetra Life Insurance Company	1	A	A1	a+	A+	$200,000.00	$200,000.00	4.41	$159,321.78
109086	1008509	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$33,799.74	$33,799.74	3.29	$28,483.96
109092	1008515	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$80,000.00	$80,000.00	4.50	$62,880.87
109112	1008167	Structured Settlement	Guaranteed	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$7,500.00	$7,500.00	30.08	$1,498.53
109113	1008342	Structured Settlement	Guaranteed	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$10,875.00	$10,875.00	30.67	$2,107.12
109148	1008155	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$95,953.76	$95,953.76	28.54	$20,983.99
109248	1008405	Annuity	Guaranteed	American General Life Insurance Company	1	A+	A2	a+	A+	$13,950.00	$13,950.00	1.33	$13,000.33
109253	1008581	Structured Settlement	Guaranteed	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$65,400.00	$65,400.00	12.17	$35,179.24
109259	1008585	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$23,040.00	$23,040.00	8.04	$15,031.53
109317	1006892	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$51,985.00	$51,985.00	31.17	$9,810.82
109320	1008613	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$77,072.00	$77,072.00	1.25	$72,108.53
109360	1007194	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a+	A+	$442,751.00	$442,751.00	34.58	$69,504.35
109362	1006851	Structured Settlement	Guaranteed	Pacific Life and Annuity Company	1	AA-	A1	aa-	A+	$167,040.00	$167,040.00	32.04	$30,131.40
109364	1008491	Structured Settlement	Guaranteed	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$401,150.00	$401,150.00	34.25	$64,794.04
109387	1008644	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$300,000.00	$300,000.00	14.42	$138,643.11
109402	1008569	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$23,382.42	$23,382.42	29.87	$4,723.53
109426	1008689	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$51,637.93	$51,637.93	8.83	$32,286.44
109430	1008693	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$158,957.28	$158,957.28	11.62	$86,873.58
109437	1006008	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$205,400.00	$205,400.00	17.53	$87,224.06
109466	1008699	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$13,300.00	$13,300.00	3.21	$11,255.53
109493	1002703	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$90,000.00	$90,000.00	8.75	$58,534.28
109513	1006055	Structured Settlement	Guaranteed	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$761,479.56	$761,479.56	30.89	$145,800.35
109866	1008940	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$67,000.00	$67,000.00	4.17	$53,603.06
109892	1008702	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$27,535.50	$27,535.50	30.96	$5,252.81
109901	1007263	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$13,600.00	$13,600.00	3.04	$11,601.49
109935	1008989	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$45,000.00	$45,000.00	6.67	$31,735.49
109937	1008991	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$35,000.00	$35,000.00	5.83	$25,611.13
109953	1006277	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$30,150.00	$30,150.00	2.83	$26,005.10
109964	1008126	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$55,000.00	$55,000.00	8.91	$34,126.59

109968	1009000	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$76,450.00	$76,450.00	8.63	$49,350.87
109998	1002253	Structured Settlement	Guaranteed	Berkshire Hathaway Life Insurance Co. of NE	1	AA+	n/a	aa+	n/a	$111,288.94	$111,288.94	31.01	$21,164.99
109999	1007290	Structured Settlement	Guaranteed	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$93,600.00	$93,600.00	32.79	$16,243.90
110026	1009027	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$107,000.00	$107,000.00	4.50	$84,898.64
110030	1006241	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$54,900.81	$54,900.81	11.42	$29,792.93
110047	1009046	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$291,561.56	$291,561.56	7.95	$192,254.20
110054	1009049	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$46,000.00	$46,000.00	5.10	$35,785.37
110057	1008415	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$200,000.00	$200,000.00	4.25	$159,296.80
110107	1000159	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$680,230.50	$680,230.50	9.29	$429,352.83
110110	1005074	Structured Settlement	Guaranteed	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$24,000.00	$24,000.00	31.87	$4,364.20
110111	1008168	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$162,915.60	$162,915.60	30.88	$31,197.04
110113	1008987	Structured Settlement	Guaranteed	Symetra Life Insurance Company	1	A	A1	a+	A+	$30,000.00	$30,000.00	31.58	$5,530.08
110182	1006894	Structured Settlement	Guaranteed	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$450,000.00	$450,000.00	5.33	$340,998.90
110197	1009000	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$33,800.00	$33,800.00	7.25	$23,475.39
110209	1009036	Structured Settlement	Guaranteed	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$30,646.35	$30,646.35	31.08	$5,806.45
110211	1005470	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$50,000.00	$50,000.00	32.83	$8,620.14
110213	1007981	Structured Settlement	Guaranteed	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$12,000.00	$12,000.00	30.04	$2,402.57
110231	1009162	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$141,930.75	$141,930.75	12.92	$73,346.66
110241	1009060	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$134,325.00	$134,325.00	11.33	$74,812.54
110252	1009176	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$35,000.00	$35,000.00	2.68	$30,537.64
110262	1007833	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$55,500.00	$55,500.00	7.75	$37,703.57
110266	1009099	Structured Settlement	Guaranteed	Aurora National Life Assurance Company	nr	n/a	n/a	n/a	n/a	$160,000.00	$160,000.00	8.83	$103,230.32
110269	1009183	Annuity	Guaranteed	Forethought Life Insurance Company	1	A-	A3	a-	NR	$19,011.20	$19,011.20	2.21	$16,930.59
110270	1001677	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$73,061.95	$73,061.95	9.33	$45,649.34
110272	1009185	Structured Settlement	Guaranteed	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$29,500.00	$29,500.00	4.96	$22,885.97
110275	1007236	Structured Settlement	Guaranteed	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$329,403.55	$329,403.55	30.40	$64,852.28
110283	1008347	Structured Settlement	Guaranteed	Pacific Life and Annuity Company	1	AA-	A1	aa-	A+	$74,750.00	$74,750.00	1.69	$68,355.10
110290	1009190	Annuity	Guaranteed	Genworth Life Insurance Company of New York	2	BBB-	Baa1	a-	BBB	$11,799.92	$11,799.92	3.71	$9,738.10
110293	1006853	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$1,177,931.70	$1,177,931.70	38.96	$147,577.32
110295	1008979	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$200,000.00	$200,000.00	30.58	$38,894.87
110298	1005344	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$6,500.00	$6,500.00	32.67	$1,134.72
110302	1009188	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$20,000.00	$20,000.00	4.54	$15,705.01

110357	1007200	Structured Settlement	Guaranteed										Symetra Life Insurance Company	1	A	A1	a+	A+	$250,000.00	$250,000.00	13.00	$124,640.17
110358	1005027	Structured Settlement	Guaranteed										Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$279,130.00	$279,130.00	6.24	$201,750.21
110359	1009136	Structured Settlement	Guaranteed										Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$50,000.00	$50,000.00	3.17	$42,202.41
110362	1008985	Structured Settlement	Guaranteed										New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$62,400.00	$62,400.00	10.77	$35,900.44
110364	1006369	Structured Settlement	Guaranteed										Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$24,750.00	$24,750.00	2.42	$21,802.59
110365	1009149	Structured Settlement	Guaranteed										Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$52,227.49	$52,227.49	4.52	$41,368.78
110367	1009189	Annuity	Guaranteed										Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$90,000.00	$90,000.00	7.62	$61,459.33
110368	1009351	Structured Settlement	Guaranteed										John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$59,423.40	$59,423.40	3.96	$48,402.47
110370	1006880	Structured Settlement	Guaranteed										Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$101,315.94	$101,315.94	12.04	$53,195.06
110371	1009352	Structured Settlement	Guaranteed										American General Life Insurance Company	1	A+	A2	a+	A+	$75,000.00	$75,000.00	2.91	$64,166.18
110373	1009356	Structured Settlement	Guaranteed										New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$1,192,487.39	$1,192,487.39	13.15	$636,210.84
110374	1009357	Structured Settlement	Guaranteed										Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$74,100.00	$74,100.00	2.58	$64,707.75
110375	1009358	Structured Settlement	Guaranteed										Symetra Life Insurance Company	1	A	A1	a+	A+	$23,341.88	$23,341.88	3.42	$19,439.72
110376	1009359	Structured Settlement	Guaranteed										Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$48,970.72	$48,970.72	7.52	$33,644.46
110377	1007734	Structured Settlement	Guaranteed										Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$39,624.00	$39,624.00	6.69	$28,076.97
110378	1009360	Structured Settlement	Guaranteed										Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$1,634,214.38	$1,634,214.38	18.61	$672,695.18
110379	1009360	Structured Settlement	Guaranteed										United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$752,861.28	$752,861.28	20.78	$264,972.49
110380	1009353	Structured Settlement	Guaranteed										United Of Omaha Life Insurance Company	1	AA-	A1	aa-	n/a	$852,160.85	$852,160.85	27.97	$214,610.82
100103	1000103	Structured Settlement	LC - Hedged	OH050113002	190	S	$615,000.00	Pruco Life Insurance Company	11/14/2012	20	$1,917.70	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$770,209.36	$770,209.36	10.95	$432,015.81
100104	1000104	Structured Settlement	LC - Hedged	GJ021616001-ST	150	S	$497,000.00	Pruco Life Insurance Company	9/19/2012	30	$417.99	Annual	American General Life Insurance Company	1	A+	A2	a+	A+	$649,476.69	$649,476.69	19.18	$235,140.30
100111	1000111	Structured Settlement	LC - Hedged	JJ011017034	100	NS	$100,000.00	ReliaStar Life Insurance Company	10/25/2012	20	$185.00	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$172,325.04	$172,325.04	8.26	$113,760.54
100113	1000113	Structured Settlement	LC - Hedged				$100,000.00	Pruco Life Insurance Company	12/19/2012	10	$278.00	Annual	Life Insurance Company of North America	1	n/a	A1	a	A+	$75,681.80	$75,681.80	3.08	$64,301.97
100125	1000124	Structured Settlement	LC - Hedged	JJ011017046	150	NS	$184,000.00	Pruco Life Insurance Company	4/2/2013	15	$370.20	Annual	Midland National Life Insurance Company	1	A+	WR	aa-	n/a	$244,257.50	$244,257.50	5.64	$182,652.43
100126	1000125	Structured Settlement	LC - Hedged	JJ011017024	150	NS	$100,000.00	Pruco Life Insurance Company	7/10/2013	20	$746.00	Annual	American General Life Insurance Company	1	A+	A2	a+	A+	$121,639.29	$121,639.29	11.04	$68,923.50
100127	1000126	Structured Settlement	LC - Hedged	JJ011017004	250	S	$120,000.00	Pruco Life Insurance Company	6/28/2013	20	$673.00	Annual	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$141,583.56	$141,583.56	8.79	$88,801.61
100128	1000127	Structured Settlement	LC - Hedged	JJ011017036	200	NS	$100,000.00	Pruco Life Insurance Company	3/26/2013	20	$181.00	Annual	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$113,750.00	$113,750.00	7.33	$78,785.49
100130	1000129	Structured Settlement	LC - Hedged	JJ011017023	200	NS	$150,000.00	Pruco Life Insurance Company	3/9/2011	12	$805.00	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$59,100.00	$59,100.00	3.85	$48,218.18
100140	1000139	Structured Settlement	LC - Hedged	JJ011017043	185	NS	$375,000.00	Pruco Life Insurance Company	1/22/2012	30	$490.00	Annual	Continental Casualty Company	1	A	A3	a	A	$405,227.33	$405,227.33	18.16	$160,406.46
100144	1000143	Structured Settlement	LC - Hedged	JJ011017020	125	NS	$334,000.00	Pruco Life Insurance Company	6/16/2013	20	$362.22	Annual	Integrity Life Insurance Company	1	AA	Aa3	aa	AA	$427,350.00	$427,350.00	11.25	$236,406.11
100152	1000151	Structured Settlement	LC - Hedged	JJ011017033	100	NS	$100,000.00	Pruco Life Insurance Company	7/2/2013	20	$203.00	Annual	American General Life Insurance Company	1	A+	A2	a+	A+	$102,000.00	$102,000.00	8.12	$67,619.36
100161	1000160	Structured Settlement	LC - Hedged	OH082913001	225	NS	$100,000.00	Pruco Life Insurance Company	11/21/2013	20	$352.00	Annual	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$115,000.00	$115,000.00	11.17	$63,949.11

100178	1000177	Structured Settlement	LC - Hedged	OH022414001	150	NS	$243,000.00	Pruco Life Insurance Company	4/22/2009	20	$519.97	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$191,468.33	$191,468.33	6.03	$140,727.87
100318	1000296	Structured Settlement	LC - Hedged	OH10011300	200	NS	$100,000.00	Pruco Life Insurance Company	1/1/2014	20	$240.00	Annual	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$91,200.00	$91,200.00	8.62	$59,211.42
100334	1000312	Structured Settlement	LC - Hedged	JJ011017041	275	NS	$75,000.00	Sagicor Life Insurance Company	2/7/2014	20	$6,000.00	Immediate	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$70,723.00	$70,723.00	8.25	$46,952.16
100514	1000459	Structured Settlement	LC - Hedged	OH41414001	475	S	$500,000.00	Genworth Life Insurance Company	2/18/2014	20	$990.00	Annual	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$1,116,871.56	$1,116,871.56	17.70	$438,065.08
101580	1001527	Structured Settlement	LC - Hedged	JJ011017038	150	S	$272,000.00	ReliaStar Life Insurance Company	5/22/2013	20	$1,334.36	Annual	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$368,155.50	$368,155.50	10.67	$210,529.29
101581	1001530	Structured Settlement	LC - Hedged	JJ011017029	200	NS	$100,000.00	Pruco Life Insurance Company	6/24/2014	15	$257.00	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$120,000.00	$120,000.00	6.21	$87,103.01
101585	1000177	Structured Settlement	LC - Hedged	OH022414001	150	NS	$243,000.00	Pruco Life Insurance Company	4/22/2009	20	$-	Dup Policy	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$265,683.24	$265,683.24	6.03	$195,275.45
101586	1001537	Structured Settlement	LC - Hedged	JJ011017018	100	NS	$252,000.00	Pruco Life Insurance Company	7/9/2014	20	$513.40	Annual	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$331,117.80	$331,117.80	12.89	$167,294.81
102051	1001717	Structured Settlement	LC - Hedged	GJ102914001-SO	275	NS	$75,000.00	Sagicor Life Insurance Company	12/5/2014	37	$5,000.00	Immediate	Reinsurance Group of America, Inc.	2	A-	Baa1	a-	BBB+	$152,040.00	$152,040.00	15.37	$71,851.77
102169	1001830	Structured Settlement	LC - Hedged	JJ011017025	150	A	$167,000.00	Sagicor Life Insurance Company	1/20/2015	25	$16,000.00	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$270,864.24	$270,864.24	15.59	$120,747.06
102214	1001968	Structured Settlement	LC - Hedged	JJ011017019	150	NS	$314,000.00	Sagicor Life Insurance Company	2/18/2015	24	$20,000.00	Immediate	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$588,155.38	$588,155.38	11.63	$333,854.12
102239	1001974	Structured Settlement	LC - Hedged	JJ011017022	325	NS	$249,000.00	Sagicor Life Insurance Company	2/11/2015	30	$8,000.00	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$316,126.74	$316,126.74	11.90	$168,070.75
102247	1001969	Structured Settlement	LC - Hedged	JJ011017003	125	S	$116,000.00	Sagicor Life Insurance Company	3/11/2015	32	$10,000.00	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$262,506.60	$262,506.60	14.81	$127,884.46
102266	1001975	Structured Settlement	LC - Hedged	JJ011017014	125	A	$126,000.00	Sagicor Life Insurance Company	3/2/2015	35	$10,000.00	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$218,367.10	$218,367.10	18.42	$84,688.05
102283	1001966	Structured Settlement	LC - Hedged	JJ011017032	400	NS	$56,000.00	Sagicor Life Insurance Company	3/13/2015	20	$9,000.00	Immediate	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$94,500.00	$94,500.00	13.71	$47,042.11
102285	1002076	Structured Settlement	LC - Hedged	JJ011017006	175	A	$248,000.00	Sagicor Life Insurance Company	3/20/2015	10	$55,000.00	Immediate	American General Life Insurance Company	1	A+	A2	a+	A+	$330,000.00	$330,000.00	14.37	$154,399.30
102374	1002371	Structured Settlement	LC - Hedged	JJ011017007	200	S	$185,000.00	Pruco Life Insurance Company	10/15/2014	15	$1,182.05	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$240,000.48	$240,000.48	6.04	$176,688.74
102375	1002372	Structured Settlement	LC - Hedged	OH120814002	200	NS	$669,000.00	Pruco Life Insurance Company	10/14/2014	30	$934.63	Annual	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$1,330,521.84	$1,330,521.84	21.93	$431,153.20
102462	1002283	Structured Settlement	LC - Hedged	JJ011017045	125	A	$300,000.00	Sagicor Life Insurance Company	4/28/2015	38	$10,000.00	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$453,973.08	$453,973.08	24.26	$127,243.03
102519	1002505	Structured Settlement	LC - Hedged	JJ011017005	125	NS	$400,000.00	Sagicor Life Insurance Company	6/6/2015	25	$16,000.00	Immediate	American General Life Insurance Company	1	A+	A2	a+	A+	$650,000.52	$650,000.52	16.54	$273,556.17
102520	1002278	Structured Settlement	LC - Hedged	JJ091616001	390	NS	$145,000.00	Sagicor Life Insurance Company	5/20/2015	20	$7,500.00	Immediate	Symetra Life Insurance Company		1 A	A1	a+	A+	$217,196.88	$217,196.88	10.04	$130,585.47
102523	1002381	Structured Settlement	LC - Hedged	JJ011017031	125	A	$340,000.00	Sagicor Life Insurance Company	7/10/2015	27	$3,528.64	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$225,000.00	$225,000.00	20.46	$76,153.00
102524	1002381	Structured Settlement	LC - Hedged	JJ011017031	125	A	$340,000.00	Sagicor Life Insurance Company	7/10/2015	27	$—	Dup Policy	American General Life Insurance Company	1	A+	A2	a+	A+	$225,000.00	$225,000.00	20.46	$76,153.00
102583	1002596	Structured Settlement	LC - Hedged	JJ060115002	150	NS	$400,000.00	Sagicor Life Insurance Company	7/22/2015	20	$20,000.00	Immediate	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$506,075.58	$506,075.58	20.77	$167,637.80
102588	1002500	Structured Settlement	LC - Hedged	JJ011017030	200	NS	$100,000.00	Sagicor Life Insurance Company	7/2/2015	24	$5,000.00	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$187,059.00	$187,059.00	18.33	$70,377.28
102589	1002341	Structured Settlement	LC - Hedged	JJ011917001	140	A	$100,000.00	Sagicor Life Insurance Company	4/23/2015	15	$15,000.00	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$107,952.30	$107,952.30	7.96	$70,979.35
102631	1002537	Structured Settlement	LC - Hedged	JJ011017015	600	S	$205,000.00	Sagicor Life Insurance Company	7/1/2015	27	$36,000.00	Immediate	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$280,461.12	$280,461.12	21.12	$91,628.71
102635	1002548	Structured Settlement	LC - Hedged	JJ071415002	300	S	$535,000.00	Sagicor Life Insurance Company	6/12/2015	30	$4,916.32	Annual	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$650,136.50	$650,136.50	23.99	$180,614.12
102643	1002067	Structured Settlement	LC - Hedged				$155,000.00	Sagicor Life Insurance Company	8/6/2015	26	$6,100.00	Immediate	Life Insurance Company of North America	1	n/a	A1	a	A+	$222,300.00	$222,300.00	7.09	$155,600.66
102662	1002587	Structured Settlement	LC - Hedged	CZ071015001	175	S	$707,000.00	Nationwide Life Insurance Company	8/13/2015	20	$75,869.00	Immediate	Continental Assurance Company	1	nr	nr	aa-	n/a	$1,237,418.76	$1,237,418.76	17.91	$497,120.84
102736	1002462	Structured Settlement	LC - Hedged	JJ011017011	350	NS	$125,000.00	Sagicor Life Insurance Company	6/6/2015	35	$5,000.00	Immediate	State Farm Life Insurance Company	1	AA	Aa1	aa+	n/a	$177,940.92	$177,940.92	15.42	$80,361.38
102739	1002657	Structured Settlement	LC - Hedged	JM082115001	275	NS	$400,000.00	Sagicor Life Insurance Company	6/24/2015	38	$12,000.00	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$681,425.12	$681,425.12	27.80	$158,947.72

102744	1000104	Structured Settlement	LC - Hedged	GJ021616001-ST	150	S	$400,000.00	Sagicor Life Insurance Company	7/14/2015	33	$8,500.00	Immediate	American General Life Insurance Company	1	A+	A2	a+	A+	$475,782.22	$475,782.22	26.18	$117,441.24
102745	1001649	Structured Settlement	LC - Hedged	JJ093014001	175	NS	$226,000.00	Sagicor Life Insurance Company	6/5/2015	35	$7,000.00	Immediate	Athene Annuity & Life Assurance Company	1	A-	n/a	a	BBB+	$296,842.39	$296,842.39	27.07	$70,491.18
102767	1002754	Structured Settlement	LC - Hedged	JJ012617001	300	S	$400,000.00	Sagicor Life Insurance Company	8/12/2015	26	$8,540.90	Annual	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$613,592.92	$613,592.92	20.13	$213,797.10
102935	1002735	Structured Settlement	LC - Hedged	CZ091015001	125	NS	$400,000.00	Sagicor Life Insurance Company	9/3/2015	20	$18,000.00	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$438,722.12	$438,722.12	24.82	$116,330.85
103028	1002997	Structured Settlement	LC - Hedged	JJ011017035	150	NS	$122,000.00	Pruco Life Insurance Company	12/10/2013	20	$358.28	Annual	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$172,800.00	$172,800.00	10.21	$101,413.87
103029	1002999	Structured Settlement	LC - Hedged	JJ011017021	240	NS	$160,000.00	Pruco Life Insurance Company	9/23/2014	15	$2,019.40	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$205,200.00	$205,200.00	7.46	$138,989.69
103030	1002998	Structured Settlement	LC - Hedged	JJ011017013	125	S	$100,000.00	Pruco Life Insurance Company	1/3/2015	20	$924.00	Annual	Auto-Owners Life Insurance Company	1	n/a	n/a	aa-	n/a	$142,100.00	$142,100.00	8.50	$93,267.22
103200	1002524	Structured Settlement	LC - Hedged	JM083115001	260	S	$75,000.00	Sagicor Life Insurance Company	7/10/2015	20	$5,000.00	Immediate	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$83,500.00	$83,500.00	7.00	$58,743.00
103217	1002706	Structured Settlement	LC - Hedged	GJ101012004-IF	150	S	$295,000.00	Sagicor Life Insurance Company	9/9/2015	35	$2,761.29	Immediate	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$745,795.43	$745,795.43	28.41	$167,566.72
103247	1002739	Structured Settlement	LC - Hedged	JJ011017010	350	NS	$400,000.00	Sagicor Life Insurance Company	7/28/2015	25	$36,000.00	Immediate	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$612,126.36	$612,126.36	22.35	$189,334.86
103253	1002655	Structured Settlement	LC - Hedged	JJ120816016	185	NS	$530,000.00	Kansas City Life Insurance Company	9/17/2015	30	$1,864.90	Annual	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$701,287.46	$701,287.46	23.58	$200,417.80
103255	1002653	Structured Settlement	LC - Hedged	JJ011017044	125	A	$1,425,000.00	Kansas City Life Insurance Company	11/1/2015	30	$85,581.96	Immediate	William Penn Life Insurance Company of New York	1	AA-	WR	aa-	NR	$1,716,480.30	$1,716,480.30	23.55	$488,090.90
103282	1002709	Structured Settlement	LC - Hedged	JM090115001	175	NS	$50,000.00	Sagicor Life Insurance Company	9/3/2015	45	$5,000.00	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$70,000.00	$70,000.00	10.04	$42,262.48
103309	1002648	Structured Settlement	LC - Hedged	JM082715001	290	S	$75,000.00	Sagicor Life Insurance Company	8/21/2015	15	$11,335.00	Immediate	Symetra Life Insurance Company	1	A	A1	a+	A+	$83,950.00	$83,950.00	6.12	$61,558.38
103600	1002620	Structured Settlement	LC - Hedged	JM102815001	200	NS	$75,000.00	Sagicor Life Insurance Company	8/18/2015	20	$15,000.00	Immediate	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$79,200.00	$79,200.00	9.79	$47,249.31
103902	1002558	Structured Settlement	LC - Hedged	JM091815001	150	S	$100,000.00	Sagicor Life Insurance Company	9/1/2015	25	$8,000.00	Immediate	Symetra Life Insurance Company	1	A	A1	a+	A+	$199,244.40	$199,244.40	13.45	$102,178.59
103903	1003246	Structured Settlement	LC - Hedged	JJ112515001	325	A	$100,000.00	Kansas City Life Insurance Company	11/18/2015	30	$313.00	Annual	American General Life Insurance Company	1	A+	A2	a+	A+	$93,840.00	$93,840.00	17.62	$38,296.04
103904	1000298	Structured Settlement	LC - Hedged	JJ011017017	275	S	$410,000.00	Pruco Life Insurance Company	8/20/2014	20	$3,680.70	Annual	Symetra Life Insurance Company	1	A	A1	a+	A+	$658,417.81	$658,417.81	10.59	$381,960.66
103905	1000298	Structured Settlement	LC - Hedged	JJ011017017	275	S	$521,289.00	Pruco Life Insurance Company	12/25/2014	20	$2,206.65	Annual	Symetra Life Insurance Company	1	A	A1	a+	A+	$873,316.97	$873,316.97	12.36	$459,054.69
104084	1000023	Structured Settlement	LC - Hedged	CZ112415001	175	A	$570,000.00	Nationwide Life Insurance Company	11/9/2015	15	$25,746.00	Immediate	Pacific Life and Annuity Company	1	AA-	A1	aa—	A+	$375,625.95	$375,625.95	24.50	$102,110.56
104085	1000023	Structured Settlement	LC - Hedged	CZ112415001	175	A	$570,000.00	Nationwide Life Insurance Company	11/9/2015	15	$—	Dup Policy	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa—	AA-	$375,800.25	$375,800.25	24.50	$102,157.94
104484	1002645	Structured Settlement	LC - Hedged	JM081915001	150	NS	$55,000.00	Sagicor Life Insurance Company	9/15/2015	21	$8,000.00	Immediate	Fireman’s Fund Insurance Company	1	AA	WR	aa	n/a	$80,141.88	$80,141.88	12.17	$42,901.41
104639	1004236	Structured Settlement	LC - Hedged	UY011416001	225	A	$457,000.00	Nationwide Life Insurance Company	10/2/2015	15	$33,847.00	Immediate	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$419,957.88	$419,957.88	19.54	$148,132.35
104666	1003268	Structured Settlement	LC - Hedged	JJ011017040	125	NS	$760,000.00	Nationwide Life Insurance Company	10/21/2215	20	$26,122.00	Immediate	Continental Casualty Company	1	A	A3	a	A	$1,117,272.00	$1,117,272.00	21.54	$359,774.13
104731	1003229	Structured Settlement	LC - Hedged	JM102315001	215	NS	$270,000.00	Nationwide Life Insurance Company	1/13/2016	15	$21,457.00	Immediate	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$648,966.00	$648,966.00	20.78	$234,006.88
104732	1002617	Structured Settlement	LC - Hedged	JJ011017009	125	NS	$205,000.00	Nationwide Life Insurance Company	10/28/2015	25	$16,398.00	Immediate	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$322,000.00	$322,000.00	23.87	$91,154.38
105302	1004898	Structured Settlement	LC - Hedged				$102,000.00	Transamerica Life Insurance Company	11/21/2011	20	$5,300.00	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$137,500.00	$137,500.00	10.28	$80,710.77
105305	1004883	Structured Settlement	LC - Hedged				$132,000.00	American General Life Insurance Company	3/9/2012	20	$809.80	Annual	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$159,520.44	$159,520.44	11.30	$87,509.95
105307	1004903	Structured Settlement	LC - Hedged				$100,000.00	American General Life Insurance Company	2/28/2012	15	$583.00	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$98,336.00	$98,336.00	5.54	$73,635.52
105661	1005320	Structured Settlement	LC - Hedged	JJ042216001	400	NS	$100,000.00	Kansas City Life Insurance Company	2/11/2016	30	$7,697.03	Immediate	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$151,000.00	$151,000.00	21.77	$50,282.61

105757	1004875	Structured Settlement	LC - Hedged	JJ050516001	275	NS	$100,000.00	Nationwide Life Insurance Company	4/14/2016	35	$5,857.00	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$79,200.00	$79,200.00	27.21	$18,773.48
105758	1005345	Structured Settlement	LC - Hedged	JJ042616001	175	S	$470,000.00	Kansas City Life Insurance Company	4/26/2016	30	$34,308.52	Immediate	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	n/a	$652,845.84	$652,845.84	27.92	$148,559.95
105761	1004875	Structured Settlement	LC - Hedged	JJ050516001	275	NS	$100,000.00	Nationwide Life Insurance Company	4/14/2016	35	$—	Dup Policy	Continental Casualty Company	1	A	A3	a	A	$84,000.00	$84,000.00	24.92	$23,971.59
106291	1002367	Structured Settlement	LC - Hedged	JJ062016002	No Quote	S	$450,000.00	Kansas City Life Insurance Company	2/27/2016	27	$68,092.89	Immediate	American General Life Insurance Company	1	A+	A2	a+	A+	$600,546.72	$600,546.72	20.53	$202,427.67
106557	1006061	Structured Settlement	LC - Hedged	JJ011017008	450	S	$690,000.00	Nationwide Life Insurance Company	6/2/2016	30	$67,096.00	Immediate	Union Fidelity Life Insurance Company	1 nr		nr	a-	n/a	$997,798.16	$997,798.16	23.49	$290,113.91
106580	1006244	Structured Settlement	LC - Hedged	QM062816002	125	NS	$40,000.00	Transamerica Life Insurance Company	6/1/2016	25	$246.50	Annual	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$55,679.52	$55,679.52	16.46	$23,906.13
106584	1006288	Structured Settlement	LC - Hedged	GJ060413005-IF	150	NS	$80,000.00	Nationwide Life Insurance Company	6/15/2016	19	$15,892.00	Immediate	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$111,864.00	$111,864.00	19.87	$39,062.42
106600	1006390	Structured Settlement	LC - Hedged				$250,000.00	United Of Omaha Life Insurance Company	5/11/2016	20	$15,200.00	Immediate	American General Life Insurance Company	1	A+	A2	a+	A+	$259,824.00	$259,824.00	17.21	$103,611.78
106683	1002572	Structured Settlement	LC - Hedged	KQ040816001	265	NS	$302,000.00	Nationwide Life Insurance Company	5/17/2016	30	$24,485.00	Immediate	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$546,871.48	$546,871.48	19.17	$207,415.44
106807	1003228	Structured Settlement	LC - Hedged	GJ022416004-LF	175	NS	$185,000.00	Transamerica Life Insurance Company	4/22/2016	30	$403.70	Annual	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$240,000.00	$240,000.00	23.79	$67,952.85
106812	1006492	Structured Settlement	LC - Hedged	JJ011017047	200	A	$280,000.00	Nationwide Life Insurance Company	7/28/2016	30	$30,775.00	Immediate	State Farm Life Insurance Company	1	AA	Aa1	aa+	n/a	$502,000.00	$502,000.00	17.75	$204,395.53
106813	1004661	Structured Settlement	LC - Hedged	JJ011017016	175	S	$1,000,000.00	Nationwide Life Insurance Company	7/13/2016	32	$128,033.00	Immediate	American General Life Insurance Company	1	A+	A2	a+	A+	$1,203,526.16	$1,203,526.16	25.47	$309,216.72
106985	1006559	Structured Settlement	LC - Hedged	JJ011017039	140	NS	$70,000.00	Nationwide Life Insurance Company	7/25/2016	18	$9,232.00	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$94,400.40	$94,400.40	11.04	$52,897.93
107030	1006430	Structured Settlement	LC - Hedged	JJ081716001	165	NS	$250,000.00	Nationwide Life Insurance Company	8/17/2016	39	$15,035.00	Immediate	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$333,882.72	$333,882.72	31.71	$62,198.09
107051	1006290	Structured Settlement	LC - Hedged	JJ011017042	125	S	$160,000.00	Nationwide Life Insurance Company	8/1/2016	32	$16,261.00	Immediate	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$86,183.90	$86,183.90	28.63	$18,652.29
107053	1006290	Structured Settlement	LC - Hedged				$160,000.00	Nationwide Life Insurance Company	8/1/2016	32	$—	Dup Policy	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$91,030.97	$91,030.97	28.63	$19,701.31
107064	1006487	Structured Settlement	LC - Hedged	JJ081916002	175	S	$145,000.00	Nationwide Life Insurance Company	8/5/2016	28	$23,297.00	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$192,500.00	$192,500.00	21.29	$62,191.72
107098	1006398	Structured Settlement	LC - Hedged	CZ032316001	225	NS	$320,000.00	Nationwide Life Insurance Company	6/22/2016	20	$35,692.00	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$440,960.00	$440,960.00	22.46	$134,367.64
107153	1006298	Structured Settlement	LC - Hedged				$310,000.00	Nationwide Life Insurance Company	8/25/2016	40	$14,058.00	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$493,539.23	$493,539.23	32.15	$90,365.83
107231	1002278	Structured Settlement	LC - Hedged				$335,000.00	Nationwide Life Insurance Company	4/8/2016	15	$28,986.00	Immediate	Symetra Life Insurance Company	1	A	A1	a+	A+	$494,512.97	$494,512.97	20.46	$168,424.01
107435	1006902	Structured Settlement	LC - Hedged	JJ092816002	100	NS	$390,000.00	Nationwide Life Insurance Company	9/14/2016	38	$13,749.00	Immediate	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$608,263.20	$608,263.20	29.46	$129,049.99
107456	1006733	Structured Settlement	LC - Hedged	JJ081616002	375	NS	$100,000.00	Kansas City Life Insurance Company	12/5/2016	31	$13,320.00	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$184,742.40	$184,742.40	19.62	$67,737.22
107465	1007136	Structured Settlement	LC - Hedged	JJ101216001	250	NS	$434,000.00	Kansas City Life Insurance Company	9/15/2016	35	$43,947.02	Immediate	Integrity Life Insurance Company	1	AA	Aa3	aa	AA	$553,925.52	$553,925.52	30.20	$110,829.80
107468	1006396	Structured Settlement	LC - Hedged	JJ101316003	175	S	$99,999.00	Nationwide Life Insurance Company	10/4/2016	25	$11,926.00	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$180,000.00	$180,000.00	31.21	$35,497.08
107491	1002255	Structured Settlement	LC - Hedged	QM111015001	250	A	$115,000.00	Transamerica Life Insurance Company	9/14/2016	25	$3,192.75	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$170,377.68	$170,377.68	16.33	$73,260.43
107744	1007181	Structured Settlement	LC - Hedged	JJ091616001	325	NS	$225,000.00	American General Life Insurance Company	10/5/2016	30	$863.75	Annual	Life Insurance Company of North America	1	n/a	A1	a	A+	$478,524.56	$478,524.56	22.35	$151,459.80
107871	1007152	Structured Settlement	LC - Hedged	JJ110816001	125	NS	$125,000.00	Nationwide Life Insurance Company	10/26/2016	30	$4,681.00	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$193,609.80	$193,609.80	21.62	$62,479.58
107882	1006822	Structured Settlement	LC - Hedged	JJ110916001	275	S	$90,000.00	Transamerica Life Insurance Company	10/23/2016	15	$23,598.65	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$121,590.00	$121,590.00	13.59	$60,617.94
107885	1000023	Structured Settlement	LC - Hedged	RH111416001	175	A	$104,000.00	Transamerica Life Insurance Company	9/27/2016	30	$197.44	Annual	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$135,194.85	$135,194.85	24.50	$36,751.51
108085	1007484	Structured Settlement	LC - Hedged	GJ083016001-LF	315	NS	$65,000.00	Primerica Life Insurance Company	10/14/2016	10	$949.25	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$82,500.00	$82,500.00	6.15	$59,851.92
108152	1007507	Structured Settlement	LC - Hedged	UY110716001	300	NS	$435,000.00	North American Company for Life and Health Insurance	10/21/2016	30	$408.65	Annual	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$573,278.13	$573,278.13	24.81	$153,551.78
108167	1007296	Structured Settlement	LC - Hedged	CZ121216001	215	A	$250,000.00	Kansas City Life Insurance Company	11/1/2016	38	$18,312.27	Immediate	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$421,963.44	$421,963.44	28.51	$95,736.30

108170	1007052	Structured Settlement	LC -Hedged	QM042016001	225	NS	$450,000.00	Transamerica Life Insurance Company	11/22/2016	32	$750.00	Annual	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$561,125.52	$561,125.52	26.65	$136,084.54
108171	1007299	Structured Settlement	LC - Hedged	JJ011017027	275	NS	$770,000.00	Primerica Life Insurance Company	10/21/2016	35	$1,322.40	Annual	Life Insurance Company of North America	1	n/a	A1	a	A+	$1,097,979.97	$1,097,979.97	28.60	$241,159.20
108187	1007515	Structured Settlement	LC - Hedged	RH112116001	450	S	$250,000.00	Primerica Life Insurance Company	11/10/2016	20	$1,185.00	Annual	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$303,908.64	$303,908.64	14.29	$142,879.97
108190	1007537	Structured Settlement	LC - Hedged				$215,000.00	Primerica Life Insurance Company	12/14/2016	29	$877.50	Annual	Continental Casualty Company	1	A	A3	a	A	$450,000.00	$450,000.00	16.00	$205,622.79
108256	1007509	Structured Settlement	LC - Hedged				$340,000.00	Symetra Life Insurance Company	12/1/2016	40	$17,668.00	Immediate	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$556,100.52	$556,100.52	32.08	$102,555.78
108319	1007540	Structured Settlement	LC - Hedged				$525,000.00	Nationwide Life Insurance Company	11/1/2016	32	$45,550.00	Immediate	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$594,975.00	$594,975.00	27.65	$135,552.56
108331	1006821	Structured Settlement	LC - Hedged				$150,000.00	Transamerica Life Insurance Company	7/1/2016	10	$1,146.59	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$154,500.00	$154,500.00	4.33	$123,600.29
108517	1000029	Structured Settlement	LC - Hedged	RH012617001	150	NS	$193,000.00	Primerica Life Insurance Company	2/9/2017	30	$557.50	Annual	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$319,317.06	$319,317.06	21.23	$106,170.79
108527	1006419	Structured Settlement	LC - Hedged	JJ020317001	210	NS	$367,000.00	Transamerica Life Insurance Company	12/27/2016	20	$2,063.18	Annual	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$443,059.88	$443,059.88	14.23	$208,874.33
108569	1007984	Structured Settlement	LC - Hedged	DD111816002	175	NS	$400,000.00	Primerica Life Insurance Company	1/1/2017	30	$467.00	Annual	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$513,580.26	$513,580.26	24.46	$140,151.82
108606	1008108	Structured Settlement	LC - Hedged	JJ112916001	350	NS	$120,000.00	Symetra Life Insurance Company	2/28/2017	25	$27,595.00	Immediate	American General Life Insurance Company	1	A+	A2	a+	A+	$218,566.00	$218,566.00	15.87	$96,753.61
108625	1007931	Structured Settlement	LC - Hedged	EH021517002	150	S	$290,000.00	Nationwide Life Insurance Company	11/4/2016	26	$19,984.00	Immediate	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$338,940.00	$338,940.00	22.29	$103,066.85
108647	1007749	Structured Settlement	LC - Hedged	KV081816001	225	NS	$375,000.00	American General Life Insurance Company	12/15/2016	15	$7,946.50	Annual	Symetra Life Insurance Company	1	A	A1	a+	A+	$487,476.00	$487,476.00	10.08	$286,451.66
108851	1008116	Structured Settlement	LC - Hedged	CZ030917001	125	NS	$320,000.00	AXA Equitable Life Insurance Company	12/22/2016	20	$1,851.00	Annual	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$410,633.89	$410,633.89	15.48	$180,574.95
108887	1007971	Structured Settlement	LC - Hedged	EH030917001	250	NS	$169,000.00	Kansas City Life Insurance Company	2/15/2017	36	$12,617.00	Immediate	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$267,582.60	$267,582.60	25.96	$68,471.25
108896	1008154	Structured Settlement	LC - Hedged	DD110916001	365	S	$200,000.00	Primerica Life Insurance Company	12/25/2016	30	$1,005.00	Annual	American General Life Insurance Company	1	A+	A2	a+	A+	$346,669.68	$346,669.68	21.85	$112,840.03
108904	1007188	Structured Settlement	LC - Hedged	GN121316001	550	S	$300,000.00	Primerica Life Insurance Company	1/14/2017	20	$633.00	Annual	Athene Annuity & Life Company	1	A-	n/a	a	BBB+	$382,296.00	$382,296.00	12.96	$192,691.73
108909	1006110	Structured Settlement	LC - Hedged	EH031317001	225	S	$514,000.00	Nationwide Life Insurance Company	11/1/2016	34	$59,412.00	Immediate	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$834,072.00	$834,072.00	25.54	$218,504.82
108980	1007926	Structured Settlement	LC - Hedged	OH111116001	215	NS	$125,000.00	Pruco Life Insurance Company	2/2/2017	20	$1,156.25	Annual	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$206,700.61	$206,700.61	12.20	$110,387.05
109064	1008101	Structured Settlement	LC - Hedged	DD01041700	150	NS	$75,000.00	Primerica Life Insurance Company	2/25/2017	22	$431.25	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$112,733.58	$112,733.58	14.12	$54,228.20
109071	1002355	Structured Settlement	LC - Hedged	CZ040317002	125	NS	$510,000.00	Kansas City Life Insurance Company	3/11/2017	30	$1,630.00	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$710,142.92	$710,142.92	24.63	$192,344.32
109072	1002497	Structured Settlement	LC - Hedged	CZ022217001	100	NS	$565,000.00	Kansas City Life Insurance Company	2/1/2017	30	$3,789.45	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$804,276.94	$804,276.94	25.01	$213,224.87
109077	1008339	Structured Settlement	LC - Hedged	EH033017001	100	NS	$330,000.00	Kansas City Life Insurance Company	3/24/2017	35	$39,424.60	Immediate	Continental Casualty Company	1	A	A3	a	A	$502,728.06	$502,728.06	28.76	$109,620.12
109100	1008099	Structured Settlement	LC - Hedged	EH030117002	125	NS	$290,000.00	Kansas City Life Insurance Company	3/21/2017	40	$19,431.69	Immediate	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$437,601.40	$437,601.40	34.30	$71,060.74
109119	1006626	Structured Settlement	LC - Hedged	JJ040617001	300	NS	$139,000.00	Transamerica Life Insurance Company	3/1/2017	30	$590.17	Annual	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$243,000.00	$243,000.00	19.33	$90,606.99
109265	1007489	Structured Settlement	LC - Hedged	XZ011617001	350	NS	$545,000.00	Primerica Life Insurance Company	4/18/2017	15	$3,464.90	Annual	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$720,366.48	$720,366.48	9.11	$447,536.85
109266	1008486	Structured Settlement	LC - Hedged	CZ040317001	350	A	$300,000.00	Kansas City Life Insurance Company	4/11/2017	39	$25,374.12	Immediate	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$607,076.84	$607,076.84	26.30	$159,760.21
109276	1008537	Structured Settlement	LC - Hedged	GF032017001	125	A	$135,000.00	Symetra Life Insurance Company	6/8/2017	30	$537.50	Annual	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$208,300.00	$208,300.00	23.94	$58,710.03
109293	1008353	Structured Settlement	LC - Hedged	EU021717001	225	NS	$375,000.00	Principal Life Insurance Company	4/1/2017	30	$959.18	Annual	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$533,411.52	$533,411.52	20.12	$183,854.28
109329	1008607	Structured Settlement	LC - Hedged	GF030917001	100	NS	$135,000.00	Banner Life Insurance Company	6/23/2017	30	$520.32	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$178,000.00	$178,000.00	26.00	$44,539.27
109339	1008419	Structured Settlement	LC - Hedged	DD112916001	300	NS	$65,000.00	Primerica Life Insurance Company	2/28/2017	13	$493.60	Annual	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$82,539.84	$82,539.84	7.53	$55,804.37

109380	1008105	Structured Settlement	LC - Hedged	EH041117006	150	NS	$183,000.00	Symetra Life Insurance Company	4/21/2017	30	$18,730.00	Immediate	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$250,000.00	$250,000.00	25.04	$65,961.72
109382	1008578	Structured Settlement	LC - Hedged	EH050817004	125	NS	$208,000.00	Kansas City Life Insurance Company	4/4/2017	30	$8,344.44	Immediate	Athene Annuity & Life Company	1	A-	n/a	a	BBB+	$263,925.22	$263,925.22	26.52	$64,681.59
109383	1008490	Structured Settlement	LC - Hedged	XZ020217001	300	NS	$175,000.00	Primerica Life Insurance Company	3/15/2017	32	$958.75	Annual	Symetra Life Insurance Company	1	A	A1	a+	A+	$280,647.48	$280,647.48	22.67	$86,668.86
109398	1008608	Structured Settlement	LC - Hedged				$250,000.00	Primerica Life Insurance Company	5/1/2017	30	$1,325.00	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$310,296.00	$310,296.00	25.17	$81,393.54
109408	1008565	Structured Settlement	LC - Hedged				$105,000.00	Kansas City Life Insurance Company	5/1/2017	40	$7,311.31	Immediate	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$189,600.00	$189,600.00	29.83	$40,199.86
109418	1008485	Structured Settlement	LC - Hedged	XZ110116001	150	NS	$840,000.00	Primerica Life Insurance Company	6/1/2017	35	$4,207.80	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$1,656,261.84	$1,656,261.84	25.02	$455,033.77
109447	1008620	Structured Settlement	LC - Hedged	XZ012317001	200	NS	$280,000.00	Primerica Life Insurance Company	3/22/2017	30	$497.80	Annual	Berkshire Hathaway Life Insurance Co. of NE	1	AA+	n/a	aa+	n/a	$305,000.00	$305,000.00	24.71	$82,253.60
109470	1008673	Structured Settlement	LC - Hedged	XZ032417001	400	NS	$150,000.00	Primerica Life Insurance Company	5/3/2017	15	$1,024.50	Annual	American General Life Insurance Company	1	A+	A2	a+	A+	$188,833.68	$188,833.68	10.66	$107,641.86
109745	1008596	Structured Settlement	LC - Hedged	RH030217001	125	NS	$350,000.00	Kansas City Life Insurance Company	4/20/2017	30	$8,722.10	Immediate	Symetra Life Insurance Company	1	A	A1	a+	A+	$476,976.00	$476,976.00	24.87	$127,291.54
109753	1008703	Structured Settlement	LC - Hedged	EH032917002	200	S	$171,000.00	Kansas City Life Insurance Company	6/16/2017	39	$23,913.76	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$321,880.00	$321,880.00	29.21	$69,813.34
109869	1008629	Structured Settlement	LC - Hedged	RH020117001	415	A	$90,000.00	Primerica Life Insurance Company	5/15/2017	25	$1,281.90	Annual	New York Life Insurance and Annuity Corporation	1	AA+	Aaa	aaa	AAA	$138,479.40	$138,479.40	16.71	$58,146.12
109877	1008591	Structured Settlement	LC - Hedged				$125,000.00	Fidelity Life Association	1/26/2017	20	$857.80	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$205,663.49	$205,663.49	12.83	$106,749.06
109900	1008711	Structured Settlement	LC - Hedged	CZ062017001	225	A	$450,000.00	Primerica Life Insurance Company	5/27/2017	35	$1,029.00	Annual	Massachusetts Mutual Life Insurance Company	1	AA+	Aa2	aa+	AA-	$774,000.00	$774,000.00	23.87	$227,689.73
109924	1008950	Annuity	LC - Hedged	RH070317001	315	NS	$64,000.00	Primerica Life Insurance Company	5/4/2017	15	$1,456.12	Annual	Nationwide Life Insurance Company	1	A+	A1	aa-	n/a	$93,698.50	$93,698.50	7.33	$64,897.42
109982	1008708	Structured Settlement	LC - Hedged	CZ062817002	215	NS	$625,000.00	Primerica Life Insurance Company	5/15/2017	35	$1,887.50	Annual	Liberty Life Assurance Company of Boston	1	A	WR	a n/	a	$915,904.08	$915,904.08	29.46	$192,284.33
109992	1007965	Structured Settlement	LC - Hedged	QM020817001	150	NS	$76,000.00	Transamerica Life Insurance Company	5/23/2017	30	$306.24	Annual	American General Life Insurance Company	1	A+	A2	a+	A+	$120,000.00	$120,000.00	17.71	$48,753.89
110004	1008577	Structured Settlement	LC - Hedged	JJ071417001	300	S	$725,000.00	The Lincoln National Life Insurance Company	2/26/2017	30	$2,304.88	Annual	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$1,114,982.50	$1,114,982.50	23.48	$323,275.72
110013	1004836	Structured Settlement	LC - Hedged	CZ072017001	200	NS	$1,200,000.00	Primerica Life Insurance Company	8/19/2017	35	$4,803.00	Annual	National Integrity Life Insurance Company	1	AA	Aa1	aa	AA	$2,078,998.86	$2,078,998.86	25.92	$533,507.92
110084	1006271	Structured Settlement	LC - Hedged	RH071317001	150	A	$70,000.00	Primerica Life Insurance Company	7/17/2017	20	$492.20	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$122,389.86	$122,389.86	11.87	$67,214.42
110098	1009013	Structured Settlement	LC - Hedged	DD040417002	450	NS	$280,000.00	Primerica Life Insurance Company	8/13/2017	20	$1,737.68	Annual	Symetra Life Insurance Company	1	A	A1	a+	A+	$111,256.56	$111,256.56	13.06	$55,841.89
110144	1008616	Structured Settlement	LC - Hedged	QM012517001	325	S	$760,000.00	Transamerica Life Insurance Company	7/10/2017	30	$1,755.20	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$1,014,723.66	$1,014,723.66	25.99	$255,860.39
110168	1008078	Structured Settlement	LC - Hedged				$300,000.00	Primerica Life Insurance Company	6/3/2017	30	$879.00	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$466,583.81	$466,583.81	24.65	$126,880.19
110223	1009012	Structured Settlement	LC - Hedged	EH061217002	100	NS	$134,000.00	Kansas City Life Insurance Company	8/14/2017	30	$5,220.31	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$238,521.52	$238,521.52	20.29	$84,130.07
110257	1009066	Structured Settlement	LC - Hedged	EH091117001	175	S	$215,000.00	Kansas City Life Insurance Company	9/1/2017	28	$16,389.81	Immediate	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$300,000.00	$300,000.00	22.54	$90,820.20
110267	1008710	Structured Settlement	LC - Hedged	CZ081117001	250	A	$350,000.00	Primerica Life Insurance Company	9/10/2017	30	$1,412.00	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$436,828.80	$436,828.80	26.96	$103,585.94
110268	1009022	Structured Settlement	LC - Hedged	RH063017001	250	A	$600,000.00	Primerica Life Insurance Company	9/26/2017	30	$2,121.00	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$1,034,436.00	$1,034,436.00	20.12	$369,265.12
110278	1008971	Structured Settlement	LC - Hedged	KX042617001	225	NS	$750,000.00	Primerica Life Insurance Company	9/6/2017	30	$1,065.00	Annual	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$994,273.68	$994,273.68	25.26	$259,890.11
110280	1002653	Structured Settlement	LC - Hedged	RH080217001	150	A	$1,100,000.00	Primerica Life Insurance Company	9/4/2017	30	$3,584.00	Annual	William Penn Life Insurance Company of New York	1	AA-	WR	aa-	NR	$1,371,033.44	$1,371,033.44	28.08	$305,315.48
110281	1009013	Structured Settlement	LC - Hedged	DD040417002	450	NS	$280,000.00	Primerica Life Insurance Company	8/13/2017	20	$-	Dup Policy	Symetra Life Insurance Company	1	A	A1	a+	A+	$232,480.92	$232,480.92	13.06	$116,686.80
110282	1009114	Structured Settlement	LC - Hedged	DD061217001	150	NS	$50,000.00	Primerica Life Insurance Company	8/15/2017	14	$557.00	Annual	Executive Life Ins. Co. of New York nr		n/a	n/a	n/a	n/a	$60,000.00	$60,000.00	8.21	$39,129.00
110307	1009070	Structured Settlement	LC - Hedged	EH062017003	125	NS	$205,000.00	Kansas City Life Insurance Company	9/7/2017	40	$19,259.69	Immediate	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$334,257.24	$334,257.24	33.29	$57,615.65
110351	1009319	Structured Settlement	LC - Hedged	XZ082817003	150	NS	$557,000.00	Primerica Life Insurance Company	10/2/2017	25	$871.51	Annual	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$979,976.60	$979,976.60	16.38	$427,577.96

110361	1009131	Structured Settlement	LC-Hedged						$99,000.00	Primerica Life Insurance Company	10/21/2017	30	$655.14	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$153,816.00	$153,816.00	23.46	$44,699.74
110363	1000341	Structured Settlement	LC-Hedged	XZ081817001	175	NS			$254,000.00	Primerica Life Insurance Company	9/1/2017	30	$527.12	Annual	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$444,000.00	$444,000.00	20.62	$153,266.50
110369	1009102	Structured Settlement	LC-Hedged	XZ072117003	250	NS			$187,000.00	Primerica Life Insurance Company	10/17/2017	30	$374.20	Annual	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$281,763.00	$281,763.00	23.36	$82,570.12
100115	1000115	Annuity	LC-Unhedged	JJ011017037	450	S		1							New York Life Insurance and Annuity Corporation	1	AA+	Aaa	aaa	AAA	$108,600.00	$66,717.17	7.75	$49,002.63
100122	1000121	Structured Settlement	LC-Unhedged				1	1							Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$135,000.00	$67,129.20	13.96	$34,200.78
100162	1000161	Structured Settlement	LC-Unhedged	OH120913001	325	A		1							State Farm Life Insurance Company	1	AA	Aa1	aa+	n/a	$46,012.16	$41,092.05	13.00	$22,890.20
100174	1000173	Structured Settlement	LC-Unhedged				1	1							Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$11,100.00	$10,409.33	5.00	$7,979.42
100177	1000176	Structured Settlement	LC-Unhedged	OH110613001	375	S		1							Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$20,800.00	$20,319.23	1.12	$19,152.44
100192	1000122	Structured Settlement	LC-Unhedged				1	1							Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$30,695.60	$29,329.43	3.83	$23,887.41
100320	1000298	Structured Settlement	LC-Unhedged	JJ011017017	275	S		1							Symetra Life Insurance Company	1	A	A1	a+	A+	$117,326.44	$105,959.74	4.38	$85,222.58
100324	1000302	Structured Settlement	LC-Unhedged			NS	1	1							Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$119,280.00	$95,656.75	12.00	$54,175.86
100329	1000307	Structured Settlement	LC-Unhedged	OH011714002	275	S		1							Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$233,900.00	$136,901.40	19.28	$53,698.41
100340	1000298	Structured Settlement	LC-Unhedged	JJ011017017	275	S		1							Symetra Life Insurance Company	1	A	A1	a+	A+	$202,946.80	$167,020.11	7.14	$119,508.39
102697	1002680	Structured Settlement	LC-Unhedged				1	1							Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$45,100.00	$43,027.71	1.75	$39,295.11
102709	1002686	Structured Settlement	LC-Unhedged				1	1							Reinsurance Group of America, Inc.	2	A-	Baa1	a-	BBB+	$37,500.00	$31,173.81	3.17	$26,737.35
102725	1002695	Structured Settlement	LC-Unhedged				1	1							American General Life Insurance Company	1	A+	A2	a+	A+	$13,614.73	$13,332.26	2.84	$11,460.12
102726	1002695	Structured Settlement	LC-Unhedged				1	1							Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$13,614.73	$13,332.26	2.84	$11,460.12
102727	1002692	Structured Settlement	LC-Unhedged				1	1							Capitol Life Insurance Company	2	n/a	n/a	bbb-	n/a	$38,700.00	$36,187.83	5.42	$27,656.34
102729	1002693	Structured Settlement	LC-Unhedged				1	1							Fidelity and Guaranty Life Insurance Company	2	BBB-	Baa2	bbb+	BBB	$38,000.00	$33,531.87	8.29	$22,226.57
103288	1003256	Workmans Compensation	LC-Unhedged	JJ102715001	275	S		1							Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$39,488.00	$37,331.22	2.00	$33,671.80
104717	1001686	Structured Settlement	LC-Unhedged				1	1							Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$3,182.70	$2,337.59	14.17	$1,094.93
104918	1004865	Workmans Compensation	LC-Unhedged	JJ110515002	500	NS		1							Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$29,166.00	$28,760.79	1.47	$26,622.54
104919	1004866	Workmans Compensation	LC-Unhedged	JJ010616003	550	S		1							Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$115,200.00	$38,775.44	11.71	$26,999.75
105753	1001505	Structured Settlement	LC-Unhedged	KQ022616001	525	S		1							Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$786,270.93	$174,660.15	20.45	$81,262.27
105768	1004694	Structured Settlement	LC-Unhedged	QX011916001	625	S		1							The Lincoln National Life Insurance Company	1	AA-	A1	aa-	A+	$36,600.00	$28,419.14	4.21	$23,361.87
106071	1005444	Structured Settlement	LC-Unhedged	JJ042516002	550	S		1							Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$88,000.00	$69,732.93	6.79	$51,170.39
106083	1002614	Structured Settlement	LC-Unhedged	JJ021016601	700	NS		1							Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	n/a	$112,000.00	$75,309.65	6.71	$56,815.38
106126	1004723	Structured Settlement	LC-Unhedged	JJ022216002	550	S		1							Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$108,856.80	$49,831.31	15.12	$24,811.76
106503	1002642	Structured Settlement	LC-Unhedged	KQ122115001	650	S		1							Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$65,887.34	$41,811.54	17.41	$19,062.79
106510	1006347	Structured Settlement	LC-Unhedged	JJ050316001	600	S		1							Symetra Life Insurance Company	1	A	A1	a+	A+	$39,134.72	$27,831.01	5.37	$21,983.57
106542	1005431	Structured Settlement	LC-Unhedged	JJ042016002	150	NS		1							Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$113,311.16	$110,731.01	7.43	$76,362.58
106548	1004888	Structured Settlement	LC-Unhedged	JJ051216002	175	NS		1							Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$2,583,648.94	$1,615,472.50	33.05	$278,871.79
106591	1006286	Structured Settlement	LC-Unhedged	GJ052416005-ST	575	S		1							Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$243,600.00	$164,071.05	18.79	$67,110.03

106597	1005190	Structured Settlement	LC-Unhedged	JJ040146001	325	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$48,600.00	$46,980.17	6.79	$33,539.41
106657	1006239	Structured Settlement	LC-Unhedged	QX042016001	490	S		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$108,675.00	$91,173.36	8.67	$61,407.01
106709	1006527	Structured Settlement	LC-Unhedged	JJ060716001	360	NS		1	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$572,000.00	$373,273.20	13.04	$222,683.53
106797	1001695	Structured Settlement	LC-Unhedged				1	1	American General Life Insurance Company	1	A+	A2	a+	A+	$13,697.01	$9,715.71	28.17	$2,150.45
106823	1006656	Structured Settlement	LC-Unhedged	JJ032516003	600	S		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$387,749.28	$228,772.29	19.58	$83,078.98
106830	1005728	Structured Settlement	LC-Unhedged	GJ072816002-ST	175	S		1	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$986,348.88	$826,849.73	31.00	$164,776.57
106903	1000104	Structured Settlement	LC-Unhedged	GJ021616001-ST	150	S		1	American General Life Insurance Company	1	A+	A2	a+	A+	$871,014.52	$617,176.02	32.59	$109,289.16
106905	1005862	Structured Settlement	LC-Unhedged	GJ042816603-ST	240	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$15,164.00	$9,004.72	30.21	$1,791.56
106906	1002572	Structured Settlement	LC-Unhedged	KQ040816001	265	NS		1	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	n/a	$140,570.49	$34,940.07	30.53	$6,873.24
106909	1005471	Structured Settlement	LC-Unhedged	GJ020216004-ST	300	NS		1	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	n/a	$460,330.93	$183,391.63	32.19	$33,404.59
106911	1005340	Structured Settlement	LC-Unhedged	UY032516001	300	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$171,600.00	$100,205.36	30.62	$19,529.43
107008	1006657	Structured Settlement	LC-Unhedged	JJ060616001	275	NS		1	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$180,238.15	$22,190.06	18.18	$8,643.48
107011	1005411	Structured Settlement	LC-Unhedged	KQ041116001	250	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$72,734.70	$69,962.75	5.01	$53,546.19
107117	1006947	Structured Settlement	LC-Unhedged	JJ080416001	525	S		1	Continental Casualty Company	1	A	A3	a	A	$162,400.00	$88,774.57	10.33	$58,483.33
107291	1007125	Structured Settlement	LC-Unhedged	JJ080516001	550	S		1	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$275,872.68	$131,251.45	9.47	$93,377.03
107292	1007126	Structured Settlement	LC-Unhedged	JJ082616003	125	NS		1	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$191,000.00	$178,571.76	17.83	$71,357.43
107315	1003201	Structured Settlement	LC-Unhedged	JJ061716002	115	NS		1	American General Life Insurance Company	1	A+	A2	a+	A+	$37,662.85	$23,301.34	29.83	$4,721.89
107316	1006458	Structured Settlement	LC-Unhedged	GJ041516001-LF	225	NS		1	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$303,728.79	$161,179.83	32.07	$29,316.06
107365	1002720	Structured Settlement	LC-Unhedged	JJ082416002	200	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$85,494.97	$71,048.93	4.65	$56,812.21
107392	1002594	Structured Settlement	LC-Unhedged	CZ040116001	400	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$69,930.00	$23,754.31	30.08	$4,758.25
107463	1006951	Structured Settlement	LC-Unhedged	QG090816001	150	NS		1	American General Life Insurance Company	1	A+	A2	a+	A+	$687,188.16	$633,336.66	25.26	$169,315.81
107470	1007249	Structured Settlement	LC-Unhedged	JJ082516003	150	NS		1	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$72,600.00	$54,795.35	5.08	$43,563.94
107497	1007115	Structured Settlement	LC-Unhedged	OH060316001	100	NS		1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$1,080,000.00	$865,973.27	33.54	$146,195.95
107500	1007262	Structured Settlement	LC-Unhedged	JJ070716001	550	NS		1	Genworth Life Insurance Company	4	B+	B2	bb+	BBB	$90,630.00	$76,954.55	10.04	$45,516.45
107541	1006938	Structured Settlement	LC-Unhedged	GJ080216003-ST	700	S		1	Athene Annuity & Life Assurance Company	1	A-	n/a	a	BBB+	$180,000.00	$92,278.00	19.87	$34,818.99
107658	1007405	Structured Settlement	LC-Unhedged	JJ081516003	100	S		1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$852,824.50	$283,816.26	29.83	$74,449.14
107753	1007320	Structured Settlement	LC-Unhedged	GJ101416010-ST	590	NS		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$595,467.96	$380,014.08	23.03	$114,158.68
107795	1000119	Structured Settlement	LC-Unhedged	GJ072716001-LF	260	A		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$276,673.74	$227,064.80	31.50	$42,050.62
107823	1007263	Structured Settlement	LC-Unhedged	QG093016002	275	S		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$84,000.00	$78,172.01	10.54	$45,097.77
107827	1001671	Structured Settlement	LC-Unhedged	QX063016001	375	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$744,210.48	$382,006.25	20.20	$132,976.30
107843	1006889	Structured Settlement	LC-Unhedged	KQ081716001	300	S		1	Symetra Life Insurance Company	1	A	A1	a+	A+	$207,200.00	$170,138.73	17.54	$67,490.80
107877	1007534	Structured Settlement	LC-Unhedged	JJ092016003	150	NS		1	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$333,912.60	$278,587.53	28.12	$62,991.82

107886	1007520	Structured Settlement	LC-Unhedged	OH110116001	425	NS	1	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$661,397.40	$414,353.48	22.22	$131,767.58
107898	1007544	Structured Settlement	LC-Unhedged	J101316004	325	NS	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$185,481.16	$139,986.40	19.67	$50,678.21
107915	1007319	Structured Settlement	LC-Unhedged	GJ090716001-ST	125	NS	1	Pacific Life and Annuity Company	1	AA-	A1	aa-	A+	$339,867.12	$243,507.90	23.39	$70,824.37
107957	1002728	Structured Settlement	LC-Unhedged	GJ092916002-ST	600	NS	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$552,429.60	$161,065.27	23.01	$49,695.94
107963	1007272	Structured Settlement	LC-Unhedged	GJ091216002-ST	115	NS	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$108,000.00	$101,098.25	20.71	$34,074.89
108108	1001727	Structured Settlement	LC-Unhedged	CZ101016002	250	S	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$622,439.94	$534,638.84	17.12	$224,319.91
108168	1005362	Structured Settlement	LC-Unhedged	GJ10616001-ST	625	S	1	American General Life Insurance Company	1	A+	A2	a+	A+	$186,447.60	$60,605.13	18.96	$25,191.99
108186	1007773	Structured Settlement	LC-Unhedged	JJ110216001	425	S	1	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$948,771.83	$522,412.59	25.35	$141,322.79
108191	1007596	Structured Settlement	LC-Unhedged	FN090916001	125	S	1	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$323,837.25	$267,643.40	22.08	$85,155.12
108205	1002746	Annuity	LC-Unhedged	JJ121216002	390	S	1	American General Life Insurance Company	1	A+	A2	a+	A+	$84,231.60	$19,178.59	19.37	$7,348.21
108210	1007523	Structured Settlement	LC-Unhedged	GJ102616001-ST	500	S	1	Symetra Life Insurance Company	1	A	A1	a+	A+	$120,000.00	$66,664.64	13.37	$34,037.33
108239	1003243	Structured Settlement	LC-Unhedged	GJ091516001-LF	215	NS	1	American General Life Insurance Company	1	A+	A2	a+	A+	$998,100.00	$801,293.35	30.37	$164,713.67
108251	1007125	Structured Settlement	LC-Unhedged	JJ080516001	550	S	1	United States Life Insurance Company in the City of New York	1	A+	A2	a+	A+	$284,557.32	$138,671.40	9.15	$97,123.24
108257	1007258	Structured Settlement	LC-Unhedged	GJ082916001-LF	150	NS	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$118,613.25	$92,425.37	19.92	$34,349.47
108308	1007822	Structured Settlement	LC-Unhedged	OH111516001	525	S	1	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$125,087.77	$108,319.85	7.53	$75,580.69
108312	1007883	Structured Settlement	LC-Unhedged	JJ120216002	340	NS	1	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$232,148.91	$225,085.09	7.10	$157,846.99
108323	1007536	Structured Settlement	LC-Unhedged	KQ111416001	515	A	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$1,116,346.44	$1,023,500.25	19.64	$362,987.20
108347	1007887	Structured Settlement	LC-Unhedged	MJ112216001-ST	300	S	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$180,000.00	$161,743.59	19.54	$57,776.74
108362	1007318	Structured Settlement	LC-Unhedged	GJ092916005-ST	175	NS	1	Symetra Life Insurance Company	1	A	A1	a+	A+	$78,840.00	$73,246.95	12.87	$37,357.70
108379	1007943	Structured Settlement	LC-Unhedged	JJ122816001	450	NS	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$972,505.34	$689,958.47	27.94	$157,720.44
108391	1007951	Structured Settlement	LC-Unhedged	JJ092316001	165	NS	1	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$247,860.00	$225,697.41	14.71	$106,546.68
108406	1007955	Structured Settlement	LC-Unhedged	JJ122816003	200	S	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$367,775.54	$309,596.53	26.46	$77,509.05
108411	1002622	Structured Settlement	LC-Unhedged	JJ121316002	425	NS	1	American General Life Insurance Company	1	A+	A2	a+	A+	$30,000.00	$24,694.24	15.12	$11,047.70
108416	1002524	Structured Settlement	LC-Unhedged	GJ012617001-ST	235	S	1	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$144,000.00	$119,281.76	19.96	$42,175.89
108454	1007743	Structured Settlement	LC-Unhedged	GJ112116003-ST	300	NS	1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$85,080.00	$76,352.68	15.04	$34,719.24
108515	1007969	Structured Settlement	LC-Unhedged	GJ011917001-ST	175	S	1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$72,000.00	$40,561.85	16.37	$17,598.78
108530	1004979	Structured Settlement	LC-Unhedged	GJ122216003-ST	225	S	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$288,032.64	$234,967.70	21.62	$75,383.13
108574	1007922	Structured Settlement	LC-Unhedged	DD111516002	675	NS	1	Fidelity and Guaranty Life Insurance Company	2	BBB-	Baa2	bbb+	BBB	$342,084.36	$64,075.81	20.27	$22,122.24
108577	1008074	Structured Settlement	LC-Unhedged	JJ090916001	275	NS	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$164,907.68	$81,439.87	15.46	$37,207.89
108587	1006050	Structured Settlement	LC-Unhedged	JJ011217002	150	NS	1	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$84,213.00	$37,679.12	14.15	$22,481.94
108596	1007997	Structured Settlement	LC-Unhedged	OH120216001	400	NS	1	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$1,279,129.20	$942,798.93	32.26	$173,337.26
108620	1007787	Structured Settlement	LC-Unhedged	KQ120516001	525	S	1	Symetra Life Insurance Company	1	A	A1	a+	A+	$493,200.00	$144,956.48	15.21	$71,515.24

108631	1008119	Structured Settlement	LC-Unhedged	JJ122316001	300	NS		1	United States Life Insurance Company in the City of New York		1	A+	A2	a+	A+	$258,450.40	$198,290.82	15.93	$92,819.82
108640	1002540	Structured Settlement	LC-Unhedged	JJ020717003	175	NS		1	Executive Life Ins. Co. of New York	nr		n/a	n/a	n/a	n/a	$73,592.47	$64,955.72	5.06	$50,678.61
108641	1008126	Structured Settlement	LC-Unhedged	JJ011217003	550	NS		1	Executive Life Ins. Co. of New York	nr		n/a	n/a	n/a	n/a	$49,500.00	$44,560.23	3.96	$36,570.67
108644	1007774	Structured Settlement	LC-Unhedged	QG120116001	550	S		1	Auto- Owners Life Insurance Company		1	n/a	n/a	aa-	n/a	$892,527.72	$348,538.23	28.25	$85,597.12
108649	1006896	Structured Settlement	LC-Unhedged	QM060216001	325	S		1	Transamerica Premier Life Insurance Company		1	AA-	A1	aa-	AA-	$135,000.00	$87,578.58	17.46	$36,850.83
108657	1008137	Structured Settlement	LC-Unhedged	JJ010417003	125	S		1	Prudential Insurance Company of America		1	AA-	A1	aa-	A+	$297,656.00	$186,041.66	24.21	$57,093.41
108663	1008077	Structured Settlement	LC-Unhedged	GJ122216002-ST	175	S		1	John Hancock Life Insurance Company (U.S.A.)		1	AA-	A1	aa-	AA-	$169,741.80	$129,384.67	26.12	$33,607.28
108667	1006878	Structured Settlement	LC-Unhedged	JJ021317003	475	A		1	Security Life of Denver Insurance Company		1	A	A2	a+	A	$216,678.63	$189,363.43	21.58	$60,559.83
108669	1007755	Structured Settlement	LC-Unhedged	JJ013017001	525	NS		1	American General Life Insurance Company		1	A+	A2	a+	A+	$217,500.00	$165,274.93	17.58	$68,058.31
108671	1007991	Structured Settlement	LC-Unhedged	KQ012717001	750	NS		1	Allstate Life Insurance Company		1	A+	A1	aa-	A-	$2,959,133.88	$2,253,277.41	18.91	$857,208.17
108713	1008223	Structured Settlement	LC-Unhedged			NS	1	1	Metropolitan Life Insurance Company		1	AA-	Aa3	aa-	AA-	$128,292.52	$118,237.74	3.49	$98,781.61
108725	1008177	Structured Settlement	LC-Unhedged	JJ060815082	525	S		1	Union Fidelity Life Insurance Company		1	nr	nr	a-	n/a	$135,558.00	$64,426.07	10.29	$39,395.20
108727	1008229	Structured Settlement	LC-Unhedged	JJ060815071	665	S		1	Transamerica Life Insurance Company		1	AA-	A1	aa-	AA-	$131,770.00	$56,279.90	13.18	$32,239.03
108728	1008200	Structured Settlement	LC-Unhedged	JJ060815033	600	S		1	Metropolitan Life Insurance Company		1	AA-	Aa3	aa-	AA-	$101,857.80	$88,952.24	3.87	$73,552.01
108729	1008275	Structured Settlement	LC-Unhedged			NS	1	1	Transamerica Life Insurance Company		1	AA-	A1	aa-	AA-	$67,100.00	$53,590.06	2.58	$47,345.81
108747	1008170	Structured Settlement	LC-Unhedged	JJ060815023	550	S		1	Transamerica Life Insurance Company		1	AA-	A1	aa-	AA-	$101,500.00	$61,998.09	9.25	$42,727.41
108780	1008175	Structured Settlement	LC-Unhedged			NS	1	1	Union Fidelity Life Insurance Company		1	nr	nr	a-	n/a	$62,089.20	$57,019.64	10.29	$33,439.45
108801	1008184	Structured Settlement	LC-Unhedged			NS	1	1	Pacific Life Insurance Company		1	AA-	A1	aa-	A+	$12,800.00	$12,443.28	1.37	$11,578.81
108849	1008338	Structured Settlement	LC-Unhedged	JJ020817001	275	NS		1	Pacific Life Insurance Company		1	AA-	A1	aa-	A+	$53,920.80	$40,347.98	12.71	$21,693.35
108884	1007888	Structured Settlement	LC-Unhedged	GJ112116004-ST	575	S		1	Allstate Life Insurance Company		1	A+	A1	aa-	A-	$265,650.00	$178,166.50	13.42	$99,539.81
108889	1007780	Structured Settlement	LC-Unhedged	GJ031517002-ST	175	NS		1	Washington National Insurance Company		2	BBB+	Baa1	a-	BBB	$53,354.04	$51,822.26	7.86	$34,326.07
108897	1002518	Structured Settlement	LC-Unhedged	KQ020117002	475	S		1	American General Life Insurance Company		1	A+	A2	a+	A+	$371,179.20	$88,544.15	19.21	$33,233.71
108898	1008100	Structured Settlement	LC-Unhedged	KQ020117001	300	NS		1	American General Life Insurance Company		1	A+	A2	a+	A+	$288,183.60	$164,395.27	22.71	$52,810.38
									United States Life Insurance
108901	1008356	Structured Settlement	LC-Unhedged	JJ010417001	315	S		1	Company in the City of New York		1	A+	A2	a+	A+	$210,100.00	$91,651.29	23.17	$29,620.20
108907	1008364	Structured Settlement	LC-Unhedged	JJ123016001	500	S		1	Transamerica Life Insurance Company		1	AA-	A1	aa-	AA-	$225,000.00	$151,515.74	14.37	$73,728.92
108908	1008365	Structured Settlement	LC-Unhedged	JJ021017002	425	NS		1	Symetra Life Insurance Company		1	A	A1	a+	A+	$56,946.60	$48,089.35	9.46	$30,479.62
108911	1007934	Structured Settlement	LC-Unhedged	KQ123016001	215	NS		1	Transamerica Premier Life Insurance Company		1	AA-	A1	aa-	AA-	$154,084.42	$120,953.74	15.93	$55,495.96
108924	1008161	Structured Settlement	LC-Unhedged	EH030217001	150	NS		1	Prudential Insurance Company of America		1	AA-	A1	aa-	A+	$174,898.71	$164,177.02	28.25	$37,680.70
108926	1008374	Structured Settlement	LC-Unhedged	JJ021017001	600	NS		1	Union Fidelity Life Insurance Company		1	nr	nr	a-	n/a	$196,453.96	$61,727.60	13.96	$33,481.38
108939	1007201	Structured Settlement	LC-Unhedged	KQ011217001	550	NS		1	Metropolitan Life Insurance Company		1	AA-	Aa3	aa-	AA-	$898,607.71	$665,009.57	11.66	$370,303.00
108947	1008079	Structured Settlement	LC-Unhedged	KQ012517001	400	NS		1	New York Life Insurance Company		1	AA+	Aaa	aaa	AA+	$84,000.00	$73,043.67	8.37	$47,154.02

108968	1008409	Structured Settlement	LC-Unhedged	JJ012317003	400	S		1	Union Fidelity Life Insurance Company		1	nr	nr	a-	n/a	$145,260.00	$64,088.73	19.21	$23,577.15
108969	1008380	Structured Settlement	LC-Unhedged	JJ030317001	425	NS		1	Genworth Life and Annuity Insurance Company		4	B+	Ba1	bbb	BBB	$38,450.04	$27,797.23	19.85	$9,668.55
108971	1008343	Annuity	LC-Unhedged	QX022417001	450	S		1	New York Life Insurance Company		1	AA+	Aaa	aaa	AA+	$234,078.52	$57,882.62	11.92	$36,649.36
108972	1007115	Structured Settlement	LC-Unhedged	JJ032217001	325	S		1	Metropolitan Life Insurance Company		1	AA-	Aa3	aa-	AA-	$1,899,561.18	$880,998.31	31.43	$166,155.85
108981	1008417	Structured Settlement	LC-Unhedged	JJ030817001	300	NS		1	Hartford Life Insurance Company		2	BBB+	Baa2	a-	n/a	$83,000.00	$56,610.78	20.09	$21,681.39
109065	1004845	Structured Settlement	LC-Unhedged	GJ012317001-ST	265	S		1	Transamerica Premier Life Insurance Company		1	AA-	A1	aa-	AA-	$325,457.64	$201,378.30	32.03	$37,309.59
109084	1001480	Structured Settlement	LC-Unhedged	GJ030117001-ST	125	S		1	Metropolitan Life Insurance Company		1	AA-	Aa3	aa-	AA-	$32,400.00	$27,313.28	11.37	$15,117.13
109095	1007973	Structured Settlement	LC-Unhedged	GF122116001	125	A		1	Brighthouse Life Insurance Company		1	A+	A3	a+	AA-	$276,480.00	$188,897.23	25.54	$50,173.61
109102	1008517	Annuity	LC-Unhedged	JJ040517001	400	S		1	Allianz Life Insurance Company of North America		1	AA	A1	aa	n/a	$159,215.40	$80,380.30	14.79	$40,192.45
109120	1008499	Structured Settlement	LC-Unhedged	QG031517002	475	S		1	Prudential Insurance Company of America		1	AA-	A1	aa-	A+	$200,775.60	$143,837.40	14.37	$70,977.33
109123	1008533	Structured Settlement	LC-Unhedged	JJ030317002	300	NS		1	Nationwide Life Insurance Company		1	A+	A1	aa-	n/a	$100,000.00	$95,404.56	6.92	$66,660.26
109126	1006912	Structured Settlement	LC-Unhedged	JJ031317002	625	NS		1	Symetra Life Insurance Company		1	A	A1	a+	A+	$29,400.00	$26,615.41	4.00	$21,788.08
109128	1008082	Structured Settlement	LC-Unhedged	KQ020717001	350	NS		1	Metropolitan Life Insurance Company		1	AA-	Aa3	aa-	AA-	$696,171.84	$559,582.49	20.78	$186,472.91
109137	1008543	Structured Settlement	LC-Unhedged	JJ120516001	330	NS		1	Brighthouse Life Insurance Company		1	A+	A3	a+	AA-	$119,349.60	$69,131.10	16.29	$33,465.17
109142	1008147	Structured Settlement	LC-Unhedged	GJ122316004-ST	225	NS		1	Pacific Life and Annuity Company		1	AA-	A1	aa-	A+	$150,000.00	$106,557.03	19.29	$38,995.97
109230	1002738	Structured Settlement	LC-Unhedged	JJ022717003	450	S		1	Genworth Life and Annuity Insurance Company		4	B+	Ba1	bbb	BBB	$1,632,535.48	$643,327.72	28.68	$173,784.56
109231	1008488	Structured Settlement	LC-Unhedged	QX012717002	350	S		1	United Farm Family Life Insurance Company		1	nr	nr	a	NR	$75,915.00	$63,591.89	11.75	$36,891.75
109233	1008097	Structured Settlement	LC-Unhedged	JJ032017001	550	S		1	Symetra Life Insurance Company		1	A	A1	a+	A+	$207,000.00	$84,665.99	15.54	$39,573.28
109234	1008566	Structured Settlement	LC-Unhedged	JJ032817001	390	S		1	Pacific Life Insurance Company		1	AA-	A1	aa-	A+	$526,853.16	$376,953.50	24.70	$103,040.83
109245	1005383	Structured Settlement	LC-Unhedged	KQ020917002	200	NS		1	American General Life Insurance Company		1	A+	A2	a+	A+	$810,931.44	$563,890.80	12.12	$304,369.39
109260	1008585	Structured Settlement	LC-Unhedged	JJ032817003	275	S		1	Genworth Life Insurance Company		4	B+	B2	bb+	BBB	$67,680.00	$39,014.70	18.54	$15,813.72
109261	1008586	Structured Settlement	LC-Unhedged	JJ022217001	175	NS		1	National Indemnity Company		1	AA+	Aa1	aaa	AA+	$66,720.00	$63,632.89	15.79	$28,891.03
109267	1008587	Structured Settlement	LC-Unhedged	JJ032317002	475	S		1	American General Life Insurance Company		1	A+	A2	a+	A+	$43,500.00	$32,558.43	13.54	$16,179.24
109278	1008503	Structured Settlement	LC-Unhedged	RH041317001	250	S		1	Metropolitan Life Insurance Company		1	AA-	Aa3	aa-	AA-	$156,420.00	$93,597.03	12.54	$49,522.89
109280	1002576	Structured Settlement	LC-Unhedged	KQ032017001	275	S		1	Symetra Life Insurance Company		1	A	A1	a+	A+	$216,174.18	$166,795.22	10.15	$97,616.37
109324	1008521	Structured Settlement	LC-Unhedged	GJ032717002-ST	205	S		1	Prudential Insurance Company of America		1	AA-	A1	aa-	A+	$762,609.84	$520,910.96	25.84	$138,720.53
109328	1008609	Structured Settlement	LC-Unhedged				1	1	American General Life Insurance Company		1	A+	A2	a+	A+	$200.00	$125.87	15.00	$56.38
109336	1002720	Structured Settlement	LC-Unhedged	JJ031317001	200	NS		1	Executive Life Ins. Co. of New York	nr		n/a	n/a	n/a	n/a	$170,730.00	$61,866.28	15.23	$30,094.47
109341	1008603	Structured Settlement	LC-Unhedged	GJ041717005-ST	250	NS		1	New York Life Insurance Company		1	AA+	Aaa	aaa	AA+	$913,153.20	$831,138.86	13.18	$437,857.51
109344	1001820	Structured Settlement	LC-Unhedged	FN032217001	475	S		1	Liberty Life Assurance Company of Boston		1	A	WR	a	n/a	$737,749.80	$612,405.33	15.52	$289,115.14
109346	1008536	Structured Settlement	LC-Unhedged	QG020617001	275	NS		1	Prudential Insurance Company of America		1	AA-	A1	aa-	A+	$291,712.14	$251,147.47	11.66	$137,321.82
109384	1007783	Structured Settlement	LC-Unhedged	KQ011617002	500	S		1	Allstate Life Insurance Company		1	A+	A1	aa-	A-	$56,525.00	$20,916.72	11.67	$12,025.75
109386	1008643	Structured Settlement	LC-Unhedged	JJ122116001	400	NS		1	Hartford Life Insurance Company		2	BBB+	Baa2	a-	n/a	$104,445.00	$38,435.70	12.17	$22,732.99

109394	1008069	Structured Settlement	LC—Unhedged	JJ050117001	250	S	1	Connecticut General Life Insurance Company	1	AA-	A1	a	A+	$46,800.00	$45,480.11	7.37	$30,803.68
109395	1008674	Structured Settlement	LC—Unhedged	J042717001	275	NS	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$190,625.55	$167,383.82	18.42	$64,937.03
109399	1004865	Workmans Compensation	LC—Unhedged	JJ112116001	500	NS	1	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$86,544.00	$76,520.27	8.44	$51,305.16
109400	1008676	Structured Settlement	LC—Unhedged	JJ041817001	150	NS	1	Symetra Life Insurance Company	1	A	A1	a+	A+	$117,520.00	$103,542.11	10.87	$61,237.26
109405	1001352	Structured Settlement	LC—Unhedged	JJ041417001	425	S	1	Symetra Life Insurance Company	1	A	A1	a+	A+	$129,050.00	$65,127.08	22.47	$20,275.53
109409	1008624	Structured Settlement	LC—Unhedged	QX012717001	325	S	1	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$376,107.00	$292,891.65	18.00	$126,113.76
109427	1008690	Structured Settlement	LC—Unhedged	JJ042117001	300	S	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$297,390.42	$144,062.24	23.76	$43,015.32
109429	1008692	Structured Settlement	LC—Unhedged	JJ040417001	275	S	1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$324,000.00	$149,360.26	20.46	$51,415.66
109434	1008523	Structured Settlement	LC—Unhedged	GJ031717002-ST	200	NS	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$90,000.00	$85,727.87	10.83	$48,268.32
109439	1008698	Structured Settlement	LC—Unhedged	JJ050217002	350	NS	1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$1,044,375.00	$753,016.19	17.28	$326,121.65
109443	1008410	Structured Settlement	LC—Unhedged	DD110316001	425	A	1	American General Life Insurance Company	1	A+	A2	a+	A+	$115,500.00	$93,673.57	19.46	$35,383.18
109448	1008636	Structured Settlement	LC—Unhedged	GJ041417001-ST	200	NS	1	AXA Equitable Life Insurance Company	1	A+	A1	a+	AA-	$52,250.00	$40,161.08	12.50	$22,193.35
109457	1008714	Structured Settlement	LC—Unhedged	JJ050217001	550	NS	1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$60,000.00	$57,120.37	6.04	$42,018.73
109467	1002521	Structured Settlement	LC—Unhedged	KQ042617001	200	S	1	Integrity Life Insurance Company	1	AA	Aa3	aa	AA	$1,358,245.44	$1,168,037.51	17.53	$465,447.80
109471	1008722	Structured Settlement	LC—Unhedged	JJ051217001	475	S	1	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$77,040.00	$20,830.58	10.29	$13,706.82
109478	1008611	Structured Settlement	LC—Unhedged	XZ033117001	275	NS	1	Liberty Life Assurance Company of Boston	1	A	WR	a	n/a	$360,000.00	$209,676.06	24.33	$59,748.60
109479	1002636	Structured Settlement	LC—Unhedged	JJ050817001	375	S	1	AXA Equitable Life Insurance Company	1	A+	A1	a+	AA-	$97,259.60	$68,246.68	5.95	$51,867.90
109491	1008731	Structured Settlement	LC—Unhedged	JJ050817002	275	S	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$312,440.00	$138,125.79	13.87	$77,344.08
109520	1008739	Structured Settlement	LC—Unhedged	JJ041717002	225	S	1	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$263,900.00	$83,833.40	20.83	$32,485.69
109737	1004981	Structured Settlement	LC—Unhedged	JJ060617001	350	S	1	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$171,360.00	$150,676.89	19.29	$57,391.14
109739	1005162	Structured Settlement	LC—Unhedged	GJ053017001-ST	150	NS	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$218,400.00	$193,819.83	18.29	$77,854.69
109746	1006654	Structured Settlement	LC—Unhedged	JJ040517002	300	NS	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$306,832.06	$281,311.94	23.23	$81,615.81
109748	1008533	Structured Settlement	LC—Unhedged	JJ030317002	300	NS	1	Nationwide Life Insurance Company	1	A+	A1	aa-	n/a	$100,000.00	$83,180.04	16.92	$34,153.79
109749	1008606	Structured Settlement	LC—Unhedged	GJ032117001-ST	425	S	1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$42,000.00	$29,172.35	4.54	$23,189.03
109751	1008718	Structured Settlement	LC—Unhedged	GJ041917003-ST	100	NS	1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$192,000.00	$184,120.28	21.87	$57,866.61
109756	1008645	Structured Settlement	LC—Unhedged	JJ051917002	400	S	1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$133,200.00	$87,478.30	23.21	$25,526.68
109886	1008361	Structured Settlement	LC—Unhedged	KQ030917001	500	S	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$1,626,197.52	$715,232.05	21.07	$236,798.48
109891	1001683	Annuity	LC—Unhedged	JJ042817002	100	NS	1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$258,338.84	$161,721.49	12.09	$85,277.14
109899	1008711	Structured Settlement	LC—Unhedged	CZ062017001	225	A	1	Massachusetts Mutual Life Insurance Company	1	AA+	Aa2	aa+	AA-	$129,000.00	$94,903.23	36.42	$13,549.14
109902	1007263	Structured Settlement	LC—Unhedged	QG040517001	300	S	1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$113,800.00	$99,353.75	14.89	$46,477.32
109909	1003264	Structured Settlement	LC—Unhedged	JJ040617002	225	NS	1	Pacific Life and Annuity Company	1	AA-	A1	aa-	A+	$146,071.20	$59,310.83	12.96	$31,686.79
109913	1008530	Structured Settlement	LC—Unhedged	EH040317001	150	S	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$138,804.00	$112,054.47	23.96	$34,025.05

109919	1008955	Structured Settlement	LC - Unhedged	JJ052517001	150	NS	1	Transamerica Premier Life Insurance Company		1	AA-	A1	aa-	AA-	$51,777.96	$51,523.51	5.18	$39,160.42
109921	1008956	Structured Settlement	LC - Unhedged	JJ060117001	250	NS	1	Transamerica Premier Life Insurance Company		1	AA-	A1	aa-	AA-	$28,474.56	$27,986.59	4.14	$22,447.09
109928	1002364	Structured Settlement	LC - Unhedged	DD050117001	450	NS	1	United States Life Insurance Company in the City of New York		1	A+	A2	a+	A+	$313,305.21	$289,407.33	6.92	$200,616.74
109936	1008990	Structured Settlement	LC - Unhedged	JJ060717001	250	NS	1	Symetra Life Insurance Company		1	A	A1	a+	A+	$64,924.80	$58,547.51	6.54	$42,100.75
109938	1004818	Structured Settlement	LC - Unhedged	GF060217001	325	NS	1	Transamerica Premier Life Insurance Company		1	AA-	A1	aa-	AA-	$90,240.00	$58,094.89	13.87	$28,775.74
109942	1006000	Structured Settlement	LC - Unhedged	JJ051817001	250	S	1	Aurora National Life Assurance Company	nr		n/a	n/a	n/a	n/a	$134,202.60	$61,789.90	11.12	$38,652.73
109960	1008997	Structured Settlement	LC - Unhedged	JJ061417001	375	NS	1	American General Life Insurance Company		1	A+	A2	a+	A+	$864,720.00	$663,669.34	16.04	$282,930.96
109965	1008126	Structured Settlement	LC - Unhedged	JJ053117002	550	NS	1	Executive Life Ins. Co. of New York	nr		n/a	n/a	n/a	n/a	$54,000.00	$43,354.00	7.21	$30,342.86
109967	1008964	Structured Settlement	LC - Unhedged	GJ071017007-ST	200	S	1	Wilcac Life Insurance Company		1	nr	nr	aa-	NR	$592,311.84	$459,662.33	25.97	$118,084.92
109972	1001639	Structured Settlement	LC - Unhedged	KQ040417002	225	NS	1	Transamerica Premier Life Insurance Company		1	AA-	A1	aa-	AA-	$212,778.00	$126,083.34	14.62	$59,311.21
109974	1009003	Structured Settlement	LC - Unhedged	JJ061517002	225	NS	1	John Hancock Life Insurance Company (U.S.A.)		1	AA-	A1	aa-	AA-	$636,252.06	$378,120.16	28.89	$80,694.70
109979	1008957	Structured Settlement	LC - Unhedged	GJ071217002-ST	125	NS	1	New York Life Insurance Company		1	AA+	Aaa	aaa	AA+	$101,936.29	$95,711.04	21.51	$31,904.76
109986	1009008	Structured Settlement	LC - Unhedged	JJ060117002	250	NS	1	Symetra Life Insurance Company		1	A	A1	a+	A+	$132,210.00	$102,831.69	21.67	$32,944.89
109987	1003238	Structured Settlement	LC - Unhedged	JJ032817002	125	NS	1	American General Life Insurance Company		1	A+	A2	a+	A+	$165,497.84	$121,892.40	18.37	$50,797.21
110017	1009017	Structured Settlement	LC - Unhedged	JJ060817001	175	NS	1	John Hancock Life Insurance Company (U.S.A.)		1	AA-	A1	aa-	AA-	$103,000.00	$93,947.46	15.78	$42,314.51
110018	1007326	Structured Settlement	LC - Unhedged	JJ061617001	225	NS	1	Allstate Life Insurance Company of New York		1	A+	A1	aa-	A-	$315,778.56	$268,665.81	26.67	$65,055.28
110040	1009044	Structured Settlement	LC - Unhedged	JJ071217001	250	S	1	American General Life Insurance Company		1	A+	A2	a+	A+	$120,000.00	$57,711.63	9.29	$37,332.42
110056	1009051	Structured Settlement	LC - Unhedged	JJ062717002	575	NS	1	John Hancock Life Insurance Company (U.S.A.)		1	AA-	A1	aa-	AA-	$46,800.00	$34,452.08	6.58	$25,748.25
110066	1009056	Structured Settlement	LC - Unhedged	JJ071117001	125	S	1	Brighthouse Life Insurance Company		1	A+	A3	a+	AA-	$124,440.00	$56,736.71	11.04	$33,415.82
110071	1004233	Structured Settlement	LC - Unhedged	JJ063017001	225	NS	1	Transamerica Life Insurance Company		1	AA-	A1	aa-	AA-	$254,400.00	$137,195.35	15.93	$70,974.51
110072	1009039	Structured Settlement	LC - Unhedged	GJ073117001-ST	250	NS	1	Hartford Life Insurance Company		2	BBB+	Baa2	a-	n/a	$144,480.00	$96,454.46	17.46	$40,024.96
110078	1007301	Structured Settlement	LC - Unhedged	JJ052317004	450	NS	1	New York Life Insurance Company		1	AA+	Aaa	aaa	AA+	$32,080.00	$30,333.61	5.87	$22,318.37
110086	1008240	Structured Settlement	LC - Unhedged	JJ070517001	125	NS	1	Fidelity and Guaranty Life Insurance Company		2	BBB-	Baa2	bbb+	BBB	$285,750.00	$218,346.46	23.00	$65,463.24
110090	1009074	Structured Settlement	LC - Unhedged	JJ071117003	365	S	1	Life Insurance Company of North America		1	n/a	A1	a	A+	$175,200.00	$53,798.85	15.21	$26,415.19
110093	1008965	Structured Settlement	LC - Unhedged	GJ080817003-ST	225	A	1	Continental Casualty Company		1	A	A3	a	A	$85,248.36	$81,315.78	12.25	$43,040.45
110097	1006309	Annuity	LC - Unhedged	JJ081117001	100	S	1	New York Life Insurance Company		1	AA+	Aaa	aaa	AA+	$151,688.35	$144,587.38	17.50	$58,751.69
110109	1008607	Structured Settlement	LC - Unhedged	GF030917001	100	NS	1	Metropolitan Life Insurance Company		1	AA-	Aa3	aa-	AA-	$110,000.00	$60,235.83	32.00	$10,952.25
110114	1009078	Structured Settlement	LC - Unhedged	JJ031417003	125	NS	1	Genworth Life Insurance Company		4	B+	B2	bb+	BBB	$110,000.00	$76,287.96	6.62	$55,535.77
110116	1007523	Structured Settlement	LC - Unhedged	JJ061317001	500	S	1	Symetra Life Insurance Company		1	A	A1	a+	A+	$90,000.00	$49,998.48	13.37	$25,528.00
110120	1009095	Structured Settlement	LC - Unhedged	JJ041717001	425	S	1	Genworth Life Insurance Company		4	B+	B2	bb+	BBB	$456,800.04	$198,947.39	20.58	$78,106.28
110124	1009083	Structured Settlement	LC - Unhedged	QG060717001	755	S	1	Athene Life Insurance Company of New York		1	A-	n/a	a	n/a	$394,020.00	$64,379.22	17.96	$30,110.45

110141	1000129	Structured Settlement	LC - Unhedged	JJ062917001	275	NS		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$133,850.00	$73,093.88	7.70	$49,777.00
110156	1009010	Structured Settlement	LC - Unhedged	GJ061417001-ST	250	S		1	American General Life Insurance Company	1	A+	A2	a+	A+	$120,000.00	$69,647.90	24.54	$19,379.30
110160	1008729	Structured Settlement	LC - Unhedged	JJ041817002	450	S		1	Pacific Life Insurance Company	1	AA-	A1	aa-	A+	$203,916.60	$77,589.33	14.36	$47,218.09
110166	1002750	Structured Settlement	LC - Unhedged	JJ071817001	550	NS		1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$55,949.88	$41,141.59	7.79	$27,570.77
110169	1008601	Structured Settlement	LC - Unhedged	GJ040717003-ST	110	NS		1	Fidelity and Guaranty Life Insurance Company	2	BBB-	Baa2	bbb+	BBB	$21,875.00	$20,947.85	7.33	$14,606.38
110171	1005411	Structured Settlement	LC - Unhedged	KQ050817001	250	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$122,421.18	$114,429.18	7.78	$75,589.60
110172	1009122	Structured Settlement	LC - Unhedged	JJ060717002	600	NS		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$120,000.00	$51,778.12	12.21	$33,342.28
110190	1000095	Structured Settlement	LC - Unhedged	JJ072417003	150	NS		1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$383,394.48	$182,581.10	22.85	$54,352.36
110198	1002380	Structured Settlement	LC - Unhedged	JJ081617002	175	S		1	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$177,000.00	$144,049.91	20.42	$50,490.08
110215	1009142	Structured Settlement	LC - Unhedged	JJ071917001	215	NS		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$390,000.00	$192,077.87	13.50	$106,605.19
110216	1009143	Structured Settlement	LC - Unhedged	JJ072017002	350	S		1	Genworth Life and Annuity Insurance Company	4	B+	Ba1	bbb	BBB	$51,780.60	$30,682.20	7.79	$22,590.66
110225	1002503	Structured Settlement	LC - Unhedged	JJ082817001	200	NS		1	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$106,124.10	$97,889.67	20.01	$33,998.88
110234	1009164	Structured Settlement	LC - Unhedged	JJ081617003	200	NS		1	American General Life Insurance Company	1	A+	A2	a+	A+	$187,200.00	$122,580.49	12.29	$72,382.02
110237	1006285	Structured Settlement	LC - Unhedged	GJ072517003-ST	325	NS		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$34,800.00	$26,777.77	13.12	$13,603.69
110250	1009121	Structured Settlement	LC - Unhedged	GJ061217001-ST	225	NS		1	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$128,271.60	$80,689.80	20.21	$29,324.35
110259	1007930	Structured Settlement	LC - Unhedged	CZ092117001	175	S		1	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$414,000.00	$283,883.89	20.96	$98,440.37
110276	1002653	Structured Settlement	LC - Unhedged	RH080217001	150	A		1	William Penn Life Insurance Company of New York	1	AA-	WR	aa-	NR	$132,784.24	$77,628.89	30.04	$15,542.77
110289	1001683	Annuity	LC - Unhedged	JJ092017001	100	NS		1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$386,209.44	$153,254.05	17.12	$62,680.79
110301	1009193	Structured Settlement	LC - Unhedged	JJ080717001	375	S		1	Athene Annuity & Life Assurance Company	1	A-	n/a	a	BBB+	$79,200.00	$34,286.39	14.12	$21,211.16
110321	1004981	Structured Settlement	LC - Unhedged	JJ060617001	350	S		1	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$203,520.00	$186,894.93	16.00	$81,626.21
110323	1008503	Structured Settlement	LC - Unhedged	JJ092217001	250	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$210,000.00	$114,385.41	13.79	$58,118.13
110324	1003512	Structured Settlement	LC - Unhedged	QG072817001	400	NS		1	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$60,954.72	$43,219.92	10.82	$24,871.85
110325	1009167	Structured Settlement	LC - Unhedged	GJ072517007-ST	125	S		1	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$74,912.76	$71,300.04	12.59	$37,540.07
110326	1009168	Structured Settlement	LC - Unhedged	GJ81117001-ST	300	S		1	Columbia Insurance Company	1	AA+	Aa1	aaa	AA+	$42,750.00	$37,613.50	4.08	$30,752.99
110334	1005430	Structured Settlement	LC - Unhedged	JJ082417002	300	S		1	Brighthouse Life Insurance Company	1	A+	A3	a+	AA-	$99,804.60	$95,553.32	10.04	$57,672.85
110341	1009340	Annuity	LC - Unhedged	JJ091817001	625	S		1	AXA Equitable Life Insurance Company	1	A+	A1	a+	AA-	$30,942.12	$14,268.49	10.12	$10,414.81
110342	1009341	Structured Settlement	LC - Unhedged	JJ101217001	150	S		1	Life Insurance Company of North America	1	n/a	A1	a	A+	$38,000.00	$35,510.57	8.04	$24,055.34
110344	1006646	Structured Settlement	LC - Unhedged	QG081617002	225	S		1	American General Life Insurance Company	1	A+	A2	a+	A+	$117,372.24	$110,153.22	13.45	$54,450.01
110346	1009343	Structured Settlement	LC - Unhedged	JJ082417001	115	NS		1	Union Fidelity Life Insurance Company	1	nr	nr	a-	n/a	$90,000.00	$78,488.88	18.96	$29,615.24
110353	1009174	Structured Settlement	LC - Unhedged	GJ082117002-ST	275	S		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$60,000.00	$55,078.49	7.96	$36,625.75
110372	1007478	Structured Settlement	LC - Unhedged			NS	1	1	Farmers New World Life Insurance Co.	1	n/a	n/a	a+	n/a	$201,600.00	$127,589.58	10.12	$78,663.96